Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (0.1%)	Shares/ Par +	Value $ (000’s)

Communications (0.0%)
SES SA - Contingent Value Rights *,Æ	9,447	113

Total		113

Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. *	11,548	4

Total		4

Financials (0.1%)
ADLER Group SA *,Æ	1,562,614	–
DrillCo Holding Lux SA - Class B *,Æ,d	2,686	58
DrillCo Holding Lux SA - Class C *,Æ,d	24,180	524

Total		582

Health Care (0.0%)
AmSurg Corp. *,Æ,d	9,484	428

Total		428

Real Estate (-%)
Corestate Capital Holding SA*,Æ,d	421,967	–π

Total		–π

Total Common Stocks (Cost: $1,106)		1,127

Corporate Bonds (43.8%)

Basic Materials (0.7%)
ALROSA Finance SA
3.100%, 6/25/27 144A Æ,j	8,500,000	425
4.650%, 4/9/24 144A Æ,j	500,000	25
Celanese US Holdings LLC 6.879%, 7/15/32	500,000	511
Cerdia Finanz GmbH 9.375%, 10/3/31 144A	1,300,000	1,376
GC Treasury Center Co., Ltd. 6.500%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 2.815%), 9/10/30 144A µ,α	1,100,000	1,114
Ingevity Corp. 3.875%, 11/1/28 144A	675,000	649
MMK International Capital DAC 4.375%, 6/13/24 144A Æ,j	1,400,000	70
OCP SA 6.700%, 3/1/36 144A	1,325,000	1,419
Olympus Water US Holding Corp. 4.250%, 10/1/28 144A	1,200,000	1,154
Sasol Financing USA LLC 6.500%, 9/27/28	2,000,000	1,986
Vedanta Resources Finance II PLC 9.125%, 10/15/32 144A	1,200,000	1,200

Total		9,929

Communications (4.0%)
Altice France SA
4.000%, 7/15/29 EUR §,∞	3,250,000	3,289
4.250%, 10/15/29 EUR §,∞	400,000	407
8.125%, 2/1/27 144A j	1,400,000	1,332
AT&T, Inc. 3.500%, 9/15/53	237,000	164

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Communications continued
3.650%, 9/15/59	6,663,000	4,556
3.800%, 12/1/57	115,000	82
Beignet Investor LLC 6.581%, 5/30/49 144A Æ	4,100,000	4,100
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 2/1/31 144A	2,500,000	2,303
4.500%, 6/1/33 144A	800,000	711
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.700%, 4/1/51	300,000	198
3.850%, 4/1/61	1,800,000	1,122
4.200%, 3/15/28	1,700,000	1,692
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc. 6.500%, 7/1/32 144A	1,000,000	972
EchoStar Corp. 10.750%, 11/30/29	700,000	770
Level 3 Financing, Inc. 7.000%, 3/31/34 144A	1,100,000	1,119
NTT Finance Corp. 4.620%, 7/16/28 144A	1,200,000	1,212
Sirius XM Radio LLC 4.000%, 7/15/28 144A	400,000	387
Snap, Inc. 6.875%, 3/15/34 144A	2,500,000	2,530
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	650,000	652
Sunrise FinCo I BV 4.875%, 7/15/31 144A	725,000	691
Telecom Italia SpA 7.875%, 7/31/28 EUR §,∞	650,000	852
T-Mobile USA, Inc.
4.700%, 1/15/35	2,000,000	1,964
5.050%, 7/15/33	750,000	766
5.650%, 1/15/53	1,000,000	988
Uber Technologies, Inc. 4.800%, 9/15/34	1,100,000	1,102
Univision Communications, Inc. 9.375%, 8/1/32 144A	1,200,000	1,279
Verizon Communications, Inc. 2.355%, 3/15/32	2,725,000	2,390
Virgin Media Secured Finance PLC
4.125%, 8/15/30 GBP §,∞	1,200,000	1,473
4.250%, 1/15/30 GBP §,∞	3,200,000	3,991
VMED O2 UK Financing I PLC
4.000%, 1/31/29 GBP §,∞	3,100,000	3,971
4.500%, 7/15/31 GBP §,∞	400,000	492
4.750%, 7/15/31 144A	1,100,000	1,035
7.750%, 4/15/32 144A	800,000	841
Vodafone Group PLC 7.000%, (USD 5 Year Swap Rate plus 4.873%), 4/4/79 α	1,700,000	1,796

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Communications continued
Wayfair LLC 7.750%, 9/15/30 144A	1,400,000	1,468
Windstream Services LLC / Windstream Escrow Finance Corp. 8.250%, 10/1/31 144A	1,000,000	1,036

Total		53,733

Consumer, Cyclical (4.5%)
1011778 BC ULC / New Red Finance, Inc. 5.625%, 9/15/29 144A	1,500,000	1,518
Advance Auto Parts, Inc. 7.000%, 8/1/30 144A	1,600,000	1,646
Air Canada Pass-Through Trust, Series 2020-2, Class A 5.250%, 10/1/30 144A	472,032	483
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A 4.800%, 2/15/29 144A	121,612	122
Allwyn Entertainment Financing PLC 7.875%, 4/30/29 144A	809,000	839
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700%, 4/1/28	138,185	137
American Airlines Pass-Through Trust, Series 2015-1, Class A 3.375%, 11/1/28	249,760	246
American Airlines Pass-Through Trust, Series 2016-1, Class AA 3.575%, 7/15/29	629,128	616
American Airlines Pass-Through Trust, Series 2017-2, Class AA 3.350%, 4/15/31	683,259	659
American Axle & Manufacturing, Inc. 6.375%, 10/15/32 144A	1,100,000	1,098
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/29 144A	1,400,000	1,328
British Airways Pass-Through Trust, Series 2020-1, Class A 4.250%, 5/15/34 144A	87,098	85
British Airways Pass-Through Trust, Series 2021-1, Class A 2.900%, 9/15/36 144A	326,009	296
Carnival Corp. 4.000%, 8/1/28 144A	3,300,000	3,253
Carvana Co. 9.000%, 6/1/30 144A	1,225,000	1,282
Flutter Treasury DAC
5.875%, 6/4/31 144A	1,100,000	1,117
6.375%, 4/29/29 144A	1,200,000	1,239
Ford Motor Credit Co. LLC
2.386%, 2/17/26 EUR ∞	100,000	117
3.625%, 6/17/31	2,900,000	2,638
3.815%, 11/2/27	300,000	293
4.389%, 1/8/26	800,000	800
7.200%, 6/10/30	25,000	27
7.350%, 11/4/27	50,000	52
7.350%, 3/6/30	25,000	27
Hilton Domestic Operating Co., Inc. 3.625%, 2/15/32 144A	2,900,000	2,654

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Intralot Capital Luxembourg SA 6.750%, 10/15/31 144A EUR ∞	1,400,000	1,656
JetBlue Airways Corp. 4.000%, 5/15/34	634,980	597
JetBlue Airways Corp. / JetBlue Loyalty LP 9.875%, 9/20/31 144A	600,000	609
John Lewis PLC 4.250%, 12/18/34 GBP §,∞	1,200,000	1,312
Las Vegas Sands Corp. 3.900%, 8/8/29	100,000	97
Lithia Motors, Inc. 5.500%, 10/1/30 144A	1,100,000	1,099
Marriott International, Inc. 5.500%, 4/15/37	1,400,000	1,431
Mitchells & Butlers Finance PLC
4.540%, (SONIO plus 0.569%), 12/15/30 GBP §,∞	528,440	691
4.963%, (US SOFR plus 0.712%), 12/15/30 §	96,080	92
6.469%, 9/15/32 GBP §,∞	200,000	269
NCL Corp., Ltd. 5.875%, 1/15/31 144A	700,000	700
Nissan Motor Acceptance Corp. 2.000%, 3/9/26 144A	400,000	394
Nissan Motor Co., Ltd. 4.345%, 9/17/27 144A	3,500,000	3,433
Qnity Electronics, Inc.
5.750%, 8/15/32 144A	300,000	302
6.250%, 8/15/33 144A	400,000	408
QXO Building Products, Inc. 6.750%, 4/30/32 144A	1,300,000	1,346
Renault SA 2.375%, 5/25/26 EUR §,∞	1,200,000	1,404
Sands China, Ltd.
2.300%, 3/8/27	400,000	388
3.250%, 8/8/31	1,100,000	1,011
3.800%, 1/8/26	1,700,000	1,696
5.900%, 8/8/28	450,000	460
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100%, 10/1/29	1,325,174	1,257
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 11.000%, 3/12/30 144A Þ,j	363,635	154
Stellantis Finance US, Inc. 5.750%, 3/18/30 144A	800,000	814
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000%, 10/11/27	455,303	454
United Airlines Pass-Through Trust, Series 2019-2, Class A 2.900%, 11/1/29	75,088	71
United Airlines Pass-Through Trust, Series 2020-1, Class A 5.875%, 4/15/29	1,069,454	1,099
United Airlines Pass-Through Trust, Series 2023-1, Class A 5.800%, 7/15/37	3,451,993	3,570
Viking Cruises, Ltd. 9.125%, 7/15/31 144A	425,000	456

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
WarnerMedia Holdings, Inc.
4.279%, 3/15/32	800,000	733
5.050%, 3/15/42	1,700,000	1,357
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/1/29 144A	800,000	801
6.250%, 3/15/33 144A	1,700,000	1,726
7.125%, 2/15/31 144A	1,000,000	1,076
ZF Finance GmbH
2.750%, 5/25/27 EUR §,∞	1,500,000	1,725
3.750%, 9/21/28 EUR §,∞	2,000,000	2,267
ZF North America Capital, Inc. 7.500%, 3/24/31 144A	1,625,000	1,614

Total		61,141

Consumer, Non-cyclical (5.3%)
1261229 BC, Ltd. 10.000%, 4/15/32 144A	575,000	589
Abertis Infraestructuras SA 3.375%, 11/27/26 GBP §,∞	600,000	796
Amgen, Inc. 5.650%, 3/2/53	1,000,000	997
Ashtead Capital, Inc. 5.800%, 4/15/34 144A	1,000,000	1,048
Bacardi, Ltd. 4.700%, 5/15/28 144A	1,300,000	1,311
Bausch & Lomb Corp. 8.375%, 10/1/28 144A	700,000	730
Bayer US Finance LLC
6.125%, 11/21/26 144A	2,100,000	2,136
6.375%, 11/21/30 144A	350,000	374
Belron UK Finance PLC 5.750%, 10/15/29 144A	500,000	507
Block, Inc.
5.625%, 8/15/30 144A	900,000	912
6.500%, 5/15/32	2,700,000	2,795
Boost Newco Borrower LLC 7.500%, 1/15/31 144A	2,000,000	2,122
Boparan Finance PLC 9.375%, 11/7/29 144A GBP ∞	1,200,000	1,682
Cencora, Inc. 3.625%, 5/22/32 EUR ∞	875,000	1,039
Centene Corp.
2.500%, 3/1/31	1,000,000	861
4.250%, 12/15/27	200,000	196
4.625%, 12/15/29	1,989,000	1,928
Cheplapharm Arzneimittel GmbH 7.500%, 5/15/30 EUR §,∞	600,000	728
CHS / Community Health Systems, Inc.
6.000%, 1/15/29 144A	700,000	680
9.750%, 1/15/34 144A	1,500,000	1,537
10.875%, 1/15/32 144A	500,000	530
Constellation Brands, Inc. 3.700%, 12/6/26	200,000	199
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC 6.625%, 7/15/30 144A	2,300,000	2,350
CVS Pass-Through Trust
4.704%, 1/10/36 144A	298,428	286
5.926%, 1/10/34 144A	480,753	489
7.507%, 1/10/32 144A	45,006	48

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
DCLI Bidco LLC 7.750%, 11/15/29 144A	1,300,000	1,352
Elevance Health, Inc. 4.750%, 2/15/33	900,000	903
Flora Food Management BV
6.875%, 7/2/29 144A EUR ∞	200,000	235
6.875%, 7/2/29 EUR §,∞	1,200,000	1,408
Froneri Lux FinCo SARL 4.750%, 8/1/32 144A EUR ∞	1,200,000	1,421
Global Medical Response, Inc. 7.375%, 10/1/32 144A	900,000	926
HCA, Inc.
4.625%, 3/15/52	300,000	248
5.200%, 6/1/28	1,750,000	1,792
5.250%, 3/1/30	1,200,000	1,239
5.450%, 4/1/31	1,200,000	1,247
ION Platform Finance US, Inc. 7.875%, 9/30/32 144A	1,000,000	993
IQVIA, Inc.
5.700%, 5/15/28	1,700,000	1,754
6.250%, 6/1/32 144A	1,400,000	1,439
Kraft Heinz Foods Co. 4.375%, 6/1/46	1,500,000	1,248
LifePoint Health, Inc. 11.000%, 10/15/30 144A	500,000	551
Mars, Inc. 5.000%, 3/1/32 144A	800,000	819
Medline Borrower LP / Medline Co-Issuer, Inc. 6.250%, 4/1/29 144A	2,000,000	2,051
Mundys SpA 1.875%, 2/12/28 EUR §,∞	4,800,000	5,500
Nexi SpA 2.125%, 4/30/29 EUR §,∞	2,425,000	2,750
Nidda Healthcare Holding GmbH 5.625%, 2/21/30 EUR §,∞	1,300,000	1,568
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875%, 4/30/28 EUR §,∞	1,300,000	1,486
4.125%, 4/30/28 144A	2,000,000	1,932
Perrigo Finance Unlimited Co. 4.900%, 6/15/30	200,000	195
Picard Groupe SAS 6.375%, 7/1/29 EUR §,∞	900,000	1,106
Post Holdings, Inc. 5.500%, 12/15/29 144A	1,700,000	1,693
Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/27 144A	1,350,000	1,312
Primo Water Holdings, Inc. / Triton Water Holdings, Inc. 6.250%, 4/1/29 144A	1,600,000	1,599
Raven Acquisition Holdings LLC 6.875%, 11/15/31 144A	2,300,000	2,364
Sartorius Finance BV 4.500%, 9/14/32 EUR §,∞	2,000,000	2,470
Star Parent, Inc. 9.000%, 10/1/30 144A	1,300,000	1,374

Total		71,845

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Energy (8.5%)
Aris Water Holdings LLC 7.250%, 4/1/30 144A	2,000,000	2,111
Chord Energy Corp.
6.000%, 10/1/30 144A	800,000	794
6.750%, 3/15/33 144A	1,300,000	1,317
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500%, 6/15/31 144A	1,000,000	991
Diamondback Energy, Inc. 5.550%, 4/1/35	1,000,000	1,027
DT Midstream, Inc. 5.800%, 12/15/34 144A	1,400,000	1,443
Ecopetrol SA
4.625%, 11/2/31	300,000	269
7.750%, 2/1/32	700,000	724
8.375%, 1/19/36	1,200,000	1,239
8.875%, 1/13/33	200,000	217
El Paso Natural Gas Co. LLC 8.375%, 6/15/32	200,000	240
Enbridge, Inc. 5.700%, 3/8/33	900,000	947
Energy Transfer LP
3.750%, 5/15/30	200,000	194
4.950%, 5/15/28	625,000	635
5.000%, 5/15/50	200,000	171
5.250%, 4/15/29	100,000	103
6.050%, 6/1/41	100,000	102
6.500%, 2/1/42	300,000	318
6.625%, 10/15/36	500,000	545
7.500%, 7/1/38	1,700,000	1,975
Eni SpA 5.500%, 5/15/34 144A	1,300,000	1,337
EQT Corp. 4.500%, 1/15/29	1,387,000	1,387
Expand Energy Corp. 4.750%, 2/1/32	2,900,000	2,850
Flex Intermediate Holdco LLC 3.363%, 6/30/31 144A	1,400,000	1,288
Genesis Energy LP / Genesis Energy Finance Corp. 8.250%, 1/15/29	825,000	860
Greensaif Pipelines Bidco SARL
5.853%, 2/23/36 144A	2,900,000	3,041
6.129%, 2/23/38 §	1,300,000	1,384
Harbour Energy PLC 6.327%, 4/1/35 144A	400,000	411
Howard Midstream Energy Partners LLC 6.625%, 1/15/34 144A	1,250,000	1,274
KazMunayGas National Co. JSC
5.375%, 4/24/30 §	600,000	617
5.750%, 4/19/47 §	1,200,000	1,117
Kinder Morgan Energy Partners LP 6.550%, 9/15/40	2,382,000	2,586
Kinder Morgan, Inc. 7.750%, 1/15/32	1,216,000	1,414
Kraken Oil & Gas Partners LLC 7.625%, 8/15/29 144A	1,400,000	1,388
Matador Resources Co. 6.250%, 4/15/33 144A	2,000,000	2,009
MPLX LP 4.250%, 12/1/27	800,000	801

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Energy continued
NGPL PipeCo LLC 7.768%, 12/15/37 144A	2,500,000	2,885
Noble Finance II LLC 8.000%, 4/15/30 144A	2,300,000	2,381
NuStar Logistics LP
5.625%, 4/28/27	1,400,000	1,409
6.000%, 6/1/26	200,000	201
Occidental Petroleum Corp.
5.200%, 8/1/29	1,000,000	1,015
5.375%, 1/1/32	1,200,000	1,220
ONEOK, Inc. 5.050%, 11/1/34	975,000	962
Orlen SA 6.000%, 1/30/35 144A	600,000	627
Permian Resources Operating LLC 7.000%, 1/15/32 144A	925,000	959
Pertamina Persero PT 6.500%, 11/7/48 144A	4,300,000	4,608
Petroleos de Venezuela SA
5.375%, 4/12/27 §,j	6,666,000	1,070
5.500%, 4/12/37 §,j	5,734,000	920
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,∞	1,100,000	1,276
4.750%, 2/26/29 EUR §,∞	3,000,000	3,543
5.625%, 1/23/46	378,000	288
5.950%, 1/28/31	2,400,000	2,325
6.350%, 2/12/48	1,700,000	1,350
6.625%, 6/15/35	3,700,000	3,528
6.625%, 6/15/38	2,000,000	1,811
6.700%, 2/16/32	536,000	531
6.750%, 9/21/47	2,900,000	2,393
7.690%, 1/23/50	2,580,000	2,346
Plains All American Pipeline LP / PAA Finance Corp.
4.900%, 2/15/45	1,100,000	959
6.650%, 1/15/37	277,000	301
PRIO Luxembourg Holding SARL 6.125%, 6/9/26 144A	200,000	200
QatarEnergy LNG S3 5.838%, 9/30/27 144A	887,110	901
Raizen Fuels Finance SA 6.250%, 7/8/32 144A	1,200,000	1,171
Rio Oil Finance Trust 9.750%, 1/6/27 §	117,555	121
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	700,000	702
Santos Finance, Ltd. 3.649%, 4/29/31 144A	700,000	653
Seadrill Finance, Ltd. 8.375%, 8/1/30 144A	1,500,000	1,557
Southern Gas Corridor CJSC 6.875%, 3/24/26 §	1,100,000	1,111
Sunoco LP 5.625%, 3/15/31 144A	1,500,000	1,489
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/28 144A	775,000	771
TGS ASA 8.500%, 1/15/30 144A	1,000,000	1,027

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Energy continued
Tidewater, Inc. 9.125%, 7/15/30 144A	1,200,000	1,287
Transocean Aquila, Ltd. 8.000%, 9/30/28 144A	795,385	818
Valaris, Ltd. 8.375%, 4/30/30 144A	1,000,000	1,038
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29 144A	2,700,000	2,588
3.875%, 11/1/33 144A	1,600,000	1,442
Venture Global LNG, Inc.
7.000%, 1/15/30 144A	2,200,000	2,276
8.375%, 6/1/31 144A	2,700,000	2,835
9.500%, 2/1/29 144A	2,000,000	2,204
Venture Global Plaquemines LNG LLC
6.500%, 1/15/34 144A	3,200,000	3,369
6.750%, 1/15/36 144A	500,000	531
Viridien 8.500%, 10/15/30 144A EUR ∞	1,000,000	1,214
Vital Energy, Inc. 7.875%, 4/15/32 144A	450,000	437
WBI Operating LLC
6.250%, 10/15/30 144A	900,000	900
6.500%, 10/15/33 144A	500,000	500
Weatherford International, Ltd. 6.750%, 10/15/33 144A	1,600,000	1,601
Woodside Finance, Ltd. 5.100%, 9/12/34	2,100,000	2,084
Yinson Boronia Production BV
8.947%, 7/31/42 144A	2,379,143	2,647
8.947%, 7/31/42 §	588,654	655

Total		116,163

Financial (12.0%)
Abu Dhabi Development Holding Co. PJSC 5.375%, 5/8/29 144A	1,900,000	1,977
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 7/21/27	500,000	495
4.625%, 10/15/27	500,000	504
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000%, 1/15/31 144A	1,200,000	1,240
Ally Financial, Inc.
6.848%, (US SOFR plus 2.820%), 1/3/30 a	1,000,000	1,058
8.000%, 11/1/31	3,271,000	3,729
American Tower Corp. 5.900%, 11/15/33	2,500,000	2,680
Antares Holdings LP 2.750%, 1/15/27 144A	250,000	242
Ares Capital Corp. 2.875%, 6/15/28	1,200,000	1,146
Ares Strategic Income Fund 6.200%, 3/21/32	1,400,000	1,446
Arthur J. Gallagher & Co. 5.150%, 2/15/35	1,600,000	1,619
Athene Global Funding 5.339%, 1/15/27 144A	1,500,000	1,521
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 144A	471,000	453
4.950%, 10/15/32 144A	700,000	692

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
Banca Monte dei Paschi di Siena SpA
1.875%, 1/9/26 EUR §,∞	300,000	351
7.708%, (EURIBOR ICE 5 Year Swap Rate plus 5.005%), 1/18/28 EUR §,∞,a	3,800,000	4,885
Banco Bilbao Vizcaya Argentaria SA
6.138%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.700%), 9/14/28 a	900,000	931
Banco BTG Pactual SA 6.250%, 4/8/29 144A	1,500,000	1,557
Banco do Brasil SA 8.500%, 7/29/26 MXN §,∞	22,000,000	1,207
Banco Votorantim SA 5.875%, 4/8/28 144A	475,000	483
Bank of America Corp.
5.288%, (US SOFR plus 1.910%), 4/25/34 a	1,900,000	1,966
5.468%, (US SOFR plus 1.650%), 1/23/35 a	1,900,000	1,984
5.511%, (US SOFR plus 1.310%), 1/24/36 a	1,800,000	1,882
Barclays PLC
5.501%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.650%), 8/9/28 a	2,350,000	2,400
6.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.867%), 12/15/25 µ,a,y	500,000	500
7.437%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 11/2/33 a	500,000	574
Blue Owl Finance LLC 6.250%, 4/18/34	1,200,000	1,258
Brandywine Operating Partnership LP 8.875%, 4/12/29	25,000	27
Burford Capital Global Finance LLC 7.500%, 7/15/33 144A	1,500,000	1,526
CaixaBank SA 5.673%, (US SOFR plus 1.780%), 3/15/30 144A a	1,300,000	1,348
Cantor Fitzgerald LP 7.200%, 12/12/28 144A	1,200,000	1,282
Chubb INA Holdings LLC 0.875%, 6/15/27 EUR ∞	200,000	229
CI Financial Corp. 7.500%, 5/30/29 144A	1,100,000	1,172
CIMA Finance DAC 2.950%, 9/5/29 §	759,834	708
Citadel LP 6.375%, 1/23/32 144A	1,200,000	1,270
Corestate Capital Holding SA 10.000%, 12/31/26 EUR ∞,Þ	237,441	246
Credicorp Capital Sociedad Titulizadora SA
9.700%, 3/5/45 144A PEN ∞	1,700,000	515
10.100%, 12/15/43 144A PEN §,∞	13,000,000	4,006
Credit Acceptance Corp. 9.250%, 12/15/28 144A	700,000	735
Crown Castle, Inc. 2.100%, 4/1/31	1,700,000	1,488
DAE Sukuk DIFC, Ltd. 3.750%, 2/15/26 144A	1,000,000	994
Deutsche Bank AG
3.729%, (US SOFR plus 2.757%), 1/14/32 a	1,550,000	1,454
5.882%, (US SOFR plus 5.438%), 7/8/31 a	300,000	310

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
DrillCo Holding Lux SA 7.500%, 6/15/30 §	677,407	660
Encore Capital Group, Inc.
6.625%, 4/15/31 144A	1,200,000	1,196
8.500%, 5/15/30 144A	700,000	743
9.250%, 4/1/29 144A	1,200,000	1,266
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 EUR §,∞	1,700,000	1,990
Fidelity National Financial, Inc. 3.400%, 6/15/30	200,000	190
Freedom Mortgage Corp.
6.625%, 1/15/27 144A	500,000	499
12.000%, 10/1/28 144A	1,000,000	1,060
Freedom Mortgage Holdings LLC 8.375%, 4/1/32 144A	850,000	891
FS KKR Capital Corp.
3.125%, 10/12/28	900,000	834
6.125%, 1/15/31	1,600,000	1,585
GLP Capital LP / GLP Financing II, Inc.
5.750%, 6/1/28	400,000	411
5.750%, 11/1/37	1,700,000	1,688
goeasy, Ltd.
6.875%, 5/15/30 144A	1,300,000	1,293
9.250%, 12/1/28 144A	1,100,000	1,148
The Goldman Sachs Group, Inc.
5.016%, (US SOFR plus 1.420%), 10/23/35 a	1,200,000	1,208
5.330%, (US SOFR plus 1.550%), 7/23/35 a	200,000	206
5.851%, (US SOFR plus 1.552%), 4/25/35 a	2,500,000	2,664
6.484%, (US SOFR plus 1.770%), 10/24/29 a	200,000	213
HAT Holdings I LLC / HAT Holdings II LLC 8.000%, 6/15/27 144A	608,000	633
HPS Corporate Lending Fund 4.900%, 9/11/28 144A	1,000,000	995
HSBC Holdings PLC 3.973%, (US SOFR 3 Month plus 1.872%), 5/22/30 a	1,450,000	1,428
ING Groep NV 5.750%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 4.342%), 11/16/26 µ,a,y	1,800,000	1,803
Intesa Sanpaolo SpA
4.000%, 9/23/29 144A	200,000	196
5.500%, (5 Year EUR Annual Swap Rate plus 5.848%), 3/1/28 EUR §,µ,∞,a,y	1,025,000	1,244
5.875%, (5 Year EUR Annual Swap Rate plus 6.086%), 9/1/31 EUR §,µ,∞,a,y	450,000	559
Jane Street Group / JSG Finance, Inc.
6.125%, 11/1/32 144A	1,600,000	1,622
7.125%, 4/30/31 144A	1,900,000	1,993
JPMorgan Chase & Co.
5.294%, (US SOFR plus 1.460%), 7/22/35 a	2,000,000	2,066
5.336%, (US SOFR plus 1.620%), 1/23/35 a	1,300,000	1,351
5.581%, (US SOFR plus 1.160%), 4/22/30 a	1,200,000	1,253
Kaisa Group Holdings, Ltd.
5.000%, 11/30/27 §	9,927	1
6.250%, 12/28/28 §	91,306	2
6.500%, 12/28/29 §	152,176	3
6.750%, 12/28/30 §	182,612	2

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
7.000%, 12/28/31 §	273,918	3
7.250%, 12/28/32 §	256,654	3
7.721%, 12/30/27 §	60,870	2
Kennedy Wilson, Inc. 4.750%, 2/1/30	500,000	467
Kilroy Realty LP 5.875%, 10/15/35	850,000	861
Kona SPC, Ltd.
5.718%, (EURIBOR ICE 1 Year Swap Rate plus 3.550%), 9/15/26 144A EUR ∞,Æ	1,000,000	1,174
Ladder Capital Finance LLLP / Ladder Capital Finance Corp. 7.000%, 7/15/31 144A	1,300,000	1,363
Lazard Group LLC 6.000%, 3/15/31	1,200,000	1,268
Lloyds Banking Group PLC
4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33 a	200,000	203
Logicor Financing SARL 3.250%, 11/13/28 EUR §,∞	600,000	708
Marsh & McLennan Cos., Inc. 1.349%, 9/21/26 EUR ∞	100,000	116
Mitsubishi UFJ Financial Group, Inc.
5.574%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 1/16/36 a	1,500,000	1,573
Mizuho Financial Group, Inc.
5.594%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.300%), 7/10/35 a	1,500,000	1,569
Morgan Stanley
4.654%, (US SOFR plus 1.100%), 10/18/30 a	1,800,000	1,820
5.320%, (US SOFR plus 1.555%), 7/19/35 a	1,800,000	1,857
5.466%, (US SOFR plus 1.730%), 1/18/35 a	2,000,000	2,083
Nationstar Mortgage Holdings, Inc. 7.125%, 2/1/32 144A	1,300,000	1,357
NatWest Group PLC
6.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.625%), 12/29/25 µ,a,y	500,000	501
New Immo Holding SA
3.250%, 7/23/27 EUR §,∞	1,000,000	1,157
4.875%, 12/8/28 EUR §,∞	1,200,000	1,426
Newmark Group, Inc. 7.500%, 1/12/29	1,200,000	1,287
Nomura Holdings, Inc. 5.594%, 7/2/27	1,000,000	1,022
OneMain Finance Corp.
3.500%, 1/15/27	1,100,000	1,075
4.000%, 9/15/30	700,000	651
6.625%, 5/15/29	2,000,000	2,056
Panama Infrastructure Receivable Purchaser PLC 0.000%, 4/5/32 144A PO	2,900,000	2,175
Panther Escrow Issuer LLC 7.125%, 6/1/31 144A	1,800,000	1,872
PennyMac Financial Services, Inc. 7.875%, 12/15/29 144A	1,800,000	1,910

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
PRA Group, Inc. 8.375%, 2/1/28 144A	1,300,000	1,330
RLJ Lodging Trust LP 3.750%, 7/1/26 144A	200,000	198
Rocket Companies, Inc. 6.125%, 8/1/30 144A	900,000	924
Sammons Financial Group, Inc. 6.875%, 4/15/34 144A	1,500,000	1,652
Santander UK Group Holdings PLC
2.896%, (US SOFR plus 1.475%), 3/15/32 a	800,000	731
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 a	3,475,000	3,440
Sberbank of Russia Via SB Capital SA 5.250%, 5/23/23 §,Æ,j,y	4,500,000	225
Sixth Street Lending Partners 5.750%, 1/15/30	1,200,000	1,219
Starwood Property Trust, Inc.
5.750%, 1/15/31 144A	1,100,000	1,099
6.000%, 4/15/30 144A	1,175,000	1,193
Sumitomo Mitsui Financial Group, Inc. 5.424%, 7/9/31	1,900,000	1,991
Synchrony Financial 5.450%, (US SOFR plus 1.680%), 3/6/31 a	475,000	484
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP §,∞	86,194	115
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP §,∞	2,396,723	3,083
Titanium 2L Bondco SARL 6.250%, 1/14/31 EUR ∞	8,785,200	2,665
Trust Fibra Uno
6.390%, 1/15/50 144A	100,000	92
7.375%, 2/13/34 144A	1,200,000	1,293
Turkiye Is Bankasi AS, Series 2024-H
7.111%, (US SOFR 3 Month plus 2.910%), 11/15/34 Æ,d	1,250,000	1,249
UBS Group AG
5.428%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.520%), 2/8/30 144A a	1,200,000	1,240
5.699%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.770%), 2/8/35 144A a	1,300,000	1,370
6.327%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 12/22/27 144A a	850,000	871
UniCredit SpA
7.296%, (USD 5 Year Swap Rate plus 4.914%), 4/2/34 144A a	3,700,000	3,951
VakifBank DPR, Series 2025-E, Class 4A2 6.833%, 3/15/35 Æ,d	2,000,000	2,063
VFH Parent LLC / Valor Co-Issuer, Inc. 7.500%, 6/15/31 144A	900,000	931
VICI Properties LP 5.750%, 4/1/34	2,600,000	2,700
Wells Fargo & Co.
4.808%, (US SOFR plus 1.980%), 7/25/28 a	700,000	708
5.574%, (US SOFR plus 1.740%), 7/25/29 a	1,500,000	1,555
5.707%, (US SOFR plus 1.070%), 4/22/28 a	1,500,000	1,535
Weyerhaeuser Co. 7.375%, 3/15/32	424,000	486

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Financial continued
Yango Justice International, Ltd.
7.500%, 4/15/24 §,j	4,200,000	2
7.875%, 9/4/24 §,j	600,000	–π

Total		162,940

Industrial (3.3%)
Axon Enterprise, Inc. 6.250%, 3/15/33 144A	950,000	978
Berry Global, Inc. 1.570%, 1/15/26	100,000	99
The Boeing Co.
3.950%, 8/1/59	2,000,000	1,437
5.150%, 5/1/30	2,400,000	2,463
6.858%, 5/1/54	2,000,000	2,281
Builders FirstSource, Inc.
4.250%, 2/1/32 144A	1,500,000	1,411
6.750%, 5/15/35 144A	900,000	940
Clydesdale Acquisition Holdings, Inc. 6.750%, 4/15/32 144A	1,700,000	1,744
CMA CGM SA 5.000%, 1/15/31 144A EUR ∞	975,000	1,164
DAE Funding LLC
3.375%, 3/20/28 144A	700,000	676
3.375%, 3/20/28 §	200,000	193
Efesto Bidco SpA / Efesto US LLC 7.500%, 2/15/32 144A	1,400,000	1,425
Empresa de Transporte de Pasajeros Metro SA 4.700%, 5/7/50 §	1,400,000	1,216
ESAB Corp. 6.250%, 4/15/29 144A	1,200,000	1,233
Flex, Ltd. 3.750%, 2/1/26	700,000	697
FTAI Aviation Investors LLC
5.500%, 5/1/28 144A	400,000	400
7.000%, 5/1/31 144A	4,400,000	4,603
GE Capital UK Funding Unlimited Co. 5.875%, 1/18/33 GBP ∞	800,000	1,125
Imola Merger Corp. 4.750%, 5/15/29 144A	1,775,000	1,726
International Distribution Services PLC 7.375%, 9/14/30 GBP §,∞	1,000,000	1,439
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	233,695	241
Quikrete Holdings, Inc. 6.375%, 3/1/32 144A	2,400,000	2,486
Rolls-Royce PLC 5.750%, 10/15/27 144A	1,400,000	1,438
SMBC Aviation Capital Finance DAC 2.300%, 6/15/28 144A	200,000	190
Spirit Aerosystems, Inc.
9.375%, 11/30/29 144A	100,000	105
9.750%, 11/15/30 144A	1,500,000	1,650
Standard Industries, Inc. 2.250%, 11/21/26 EUR §,∞	1,905,556	2,221
TopBuild Corp. 3.625%, 3/15/29 144A	1,700,000	1,630
Toucan FinCo, Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US LLC 9.500%, 5/15/30 144A	1,200,000	1,175

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Industrial continued
TransDigm, Inc.
6.000%, 1/15/33 144A	1,700,000	1,719
7.125%, 12/1/31 144A	1,600,000	1,669
Vallourec SACA 7.500%, 4/15/32 144A	1,170,000	1,247
XPO, Inc. 6.250%, 6/1/28 144A	1,200,000	1,223

Total		44,244

Technology (2.2%)
ams-OSRAM AG 12.250%, 3/30/29 144A	1,800,000	1,930
Booz Allen Hamilton, Inc. 3.875%, 9/1/28 144A	1,200,000	1,177
Broadcom, Inc.
2.450%, 2/15/31 144A	700,000	637
3.137%, 11/15/35 144A	3,100,000	2,682
CDW LLC / CDW Finance Corp. 5.550%, 8/22/34	1,300,000	1,333
Cloud Software Group, Inc. 8.250%, 6/30/32 144A	1,300,000	1,379
CoreWeave, Inc. 9.000%, 2/1/31 144A	2,400,000	2,460
Crowdstrike Holdings, Inc. 3.000%, 2/15/29	1,275,000	1,215
Dell International LLC / EMC Corp.
5.300%, 10/1/29	1,800,000	1,859
8.100%, 7/15/36	162,000	197
Gartner, Inc. 3.750%, 10/1/30 144A	1,400,000	1,322
IPD 3 BV
5.389%, (EURIBOR 3 Month ACT/360 plus 3.375%), 6/15/31 EUR §,∞	1,700,000	1,999
Marvell Technology, Inc. 5.750%, 2/15/29	1,300,000	1,356
NCR Atleos Corp. 9.500%, 4/1/29 144A	375,000	406
NXP BV / NXP Funding LLC 5.350%, 3/1/26	1,600,000	1,603
Oracle Corp. 3.850%, 4/1/60	1,200,000	825
Seagate Data Storage Technology Pte, Ltd.
4.125%, 1/15/31 144A	650,000	602
9.625%, 12/1/32 144A	920,000	1,042
TeamSystem SpA 5.000%, 7/1/31 144A EUR ∞	1,100,000	1,309
Ubisoft Entertainment SA 0.878%, 11/24/27 EUR §,∞	800,000	874
UKG, Inc. 6.875%, 2/1/31 144A	2,800,000	2,889
VMware LLC
4.650%, 5/15/27	475,000	475
4.700%, 5/15/30	100,000	101

Total		29,672

Utilities (3.3%)
Chile Electricity Lux MPC II SARL 5.672%, 10/20/35 144A	1,100,000	1,134
Chile Electricity Lux MPC SARL 6.010%, 1/20/33 144A	984,500	1,033

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650%, 1/24/33 144A	1,000,000	1,045
8.650%, 1/24/33 §	300,000	314
Constellation Energy Generation LLC 6.500%, 10/1/53	1,000,000	1,114
ContourGlobal Power Holdings SA 6.750%, 2/28/30 144A	700,000	727
Duke Energy Corp. 3.750%, 4/1/31 EUR ∞	2,100,000	2,510
Edison International 5.750%, 6/15/27	600,000	607
Electricite de France SA
5.750%, 1/13/35 144A	1,500,000	1,558
6.000%, 4/22/64 144A	1,300,000	1,285
6.250%, 5/23/33 144A	700,000	763
9.125%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 5.411%), 6/15/33 144A µ,a	1,500,000	1,738
Georgia Power Co. 5.250%, 3/15/34	1,200,000	1,238
Monongahela Power Co. 5.850%, 2/15/34 144A	900,000	951
Nakilat, Inc.
6.067%, 12/31/33 §	737,120	782
6.267%, 12/31/33 144A	372,946	394
Niagara Energy SAC 5.746%, 10/3/34 144A	1,500,000	1,545
NPC Ukrenergo 6.875%, 11/9/28 §,j	200,000	158
NRG Energy, Inc. 5.407%, 10/15/35 144A	1,300,000	1,304
Pacific Gas & Electric Co.
2.100%, 8/1/27	100,000	96
2.500%, 2/1/31	100,000	89
2.950%, 3/1/26	100,000	99
3.150%, 1/1/26	1,600,000	1,595
3.300%, 3/15/27	200,000	197
3.300%, 12/1/27	800,000	783
3.300%, 8/1/40	2,700,000	2,046
3.750%, 7/1/28	100,000	98
4.200%, 6/1/41	100,000	82
4.250%, 3/15/46	100,000	78
4.450%, 4/15/42	300,000	251
4.550%, 7/1/30	500,000	497
5.050%, 10/15/32	2,100,000	2,096
5.700%, 3/1/35	1,500,000	1,536
PacifiCorp 5.450%, 2/15/34	2,200,000	2,254
Perusahaan Listrik Negara PT
3.000%, 6/30/30 144A	1,500,000	1,404
6.150%, 5/21/48 §	3,300,000	3,361
Sabesp LUX SARL 5.625%, 8/20/30 144A	1,400,000	1,406
Southern California Edison Co.
5.200%, 6/1/34	1,100,000	1,093
5.650%, 10/1/28	1,250,000	1,289
Southern California Gas Co. 5.050%, 9/1/34	1,400,000	1,424

Multi-Sector Bond Portfolio

Corporate Bonds (43.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Thames Water Super Senior Issuer PLC 9.750%, 10/10/27 144A GBP ∞	127,427	191
Thames Water Utilities Finance PLC 5.500%, 2/11/43 GBP §,∞	1,225,000	1,148
Thames Water Utilities, Ltd. 0.000%, 3/22/27 144A GBP PO∞	9,188	11
Tierra Mojada Luxembourg II SARL 5.750%, 12/1/40 §	1,746,345	1,720
Virginia Electric & Power Co. 5.000%, 1/15/34	400,000	405

Total		45,449

Total Corporate Bonds (Cost: $612,948)		595,116

Convertible Corporate Bonds (0.0%)

Financial (0.0%)
Kaisa Group Holdings, Ltd.
0.000%, 12/31/26 PO§	60,870	1
0.000%, 12/31/27 PO§	76,091	2
0.000%, 12/31/28 PO§	121,741	2
0.000%, 12/31/29 PO§	121,741	2
0.000%, 12/31/30 PO§	152,176	3
0.000%, 12/31/31 PO§	152,176	3
0.000%, 12/31/32 PO§	287,089	6

Total		19

Total Convertible Corporate Bonds (Cost: $29)		19

Governments (21.6%)

Governments (21.6%)
Abu Dhabi Government International Bond
2.700%, 9/2/70 144A	3,700,000	2,157
2.700%, 9/2/70 §	900,000	525
3.125%, 9/30/49 §	7,500,000	5,446
3.875%, 4/16/50 §	1,500,000	1,230
Angolan Government International Bond 9.125%, 11/26/49 §	2,300,000	1,930
Argentine Republic Government International Bond
4.875%, 7/9/41	14,493,196	7,015
5.000%, 7/9/35	3,422,164	1,793
Australian Government 4.250%, 4/21/26 AUD §,∞	2,400,000	1,594
Avenir Issuer IV Ireland DAC 6.000%, 10/25/27 §	2,164,066	2,078
Bank Gospodarstwa Krajowego 5.750%, 7/9/34 144A	2,200,000	2,317
Banque Ouest Africaine de Developpement 2.750%, 1/22/33 144A EUR ∞	500,000	509
Benin Government International Bond
6.875%, 1/19/52 EUR §,∞	400,000	427
7.960%, 2/13/38 144A	2,000,000	2,047
Brazilian Government International Bond
7.125%, 5/13/54	550,000	557
7.250%, 1/12/56	2,500,000	2,528
Colombia Government Bond
6.000%, 4/28/28 COP ∞		2,140
6.500%, 1/22/31 COP ∞		273
7.000%, 3/26/31 COP ∞		1,205
11.000%, 8/22/29 COP ∞		3,390
11.750%, 1/24/35 COP ∞		607

Governments (21.6%)	Shares/ Par +	Value $ (000’s)

Governments continued
12.750%, 11/28/40 COP ∞		1,057
Colombia Government International Bond
8.000%, 11/14/35	1,000,000	1,073
8.500%, 4/25/35	900,000	996
Costa Rica Government International Bond 7.300%, 11/13/54 144A	800,000	875
Dominican Republic International Bond
4.875%, 9/23/32 144A	550,000	525
4.875%, 9/23/32 §	1,700,000	1,622
6.500%, 2/15/48 144A	2,800,000	2,787
6.500%, 2/15/48 §	1,000,000	995
Eagle Funding Luxco SARL 5.500%, 8/17/30 144A	2,100,000	2,131
Ecuador Government International Bond
0.000%, 7/31/30 144A PO	323,958	249
5.000%, 7/31/40 144A	1,225,800	809
6.900%, 7/31/30 §	650,000	576
6.900%, 7/31/35 144A	1,065,874	794
6.900%, 7/31/35 §	2,961,000	2,207
Egypt Government International Bond
6.375%, 4/11/31 EUR §,∞	5,750,000	6,470
7.500%, 2/16/61 144A	1,900,000	1,489
7.500%, 2/16/61 §	800,000	627
El Salvador Government International Bond
9.250%, 4/17/30 144A	1,325,000	1,444
9.650%, 11/21/54 144A	1,000,000	1,080
European Union 3.000%, 12/4/34 EUR §,∞	13,100,000	15,335
Federal Republic of Nigeria
7.625%, 11/28/47 §	700,000	601
7.696%, 2/23/38 §	600,000	555
7.875%, 2/16/32 §	2,800,000	2,775
9.625%, 6/9/31 144A	800,000	861
Ghana Government International Bond
0.000%, 1/3/30 144A PO	279,970	240
0.000%, 7/3/26 144A PO	92,800	90
5.000%, 7/3/35 144A	2,018,400	1,699
5.000%, 7/3/29 144A	1,403,600	1,365
6.000%, 7/3/29 §	1,000,000	972
Guatemala Government Bond
6.050%, 8/6/31 144A	1,200,000	1,247
6.600%, 6/13/36 144A	1,700,000	1,796
Hungary Government International Bond
5.375%, 9/12/33 EUR §,∞	4,400,000	5,609
5.500%, 3/26/36 144A	1,400,000	1,410
6.125%, 5/22/28 144A	1,200,000	1,253
Israel Government International Bond 5.625%, 2/19/35	1,700,000	1,757
Ivory Coast Government International Bond
5.250%, 3/22/30 EUR §,∞	500,000	585
5.875%, 10/17/31 144A EUR ∞	300,000	350
6.625%, 3/22/48 144A EUR ∞	900,000	903
6.625%, 3/22/48 EUR §,∞	800,000	802
6.875%, 10/17/40 144A EUR ∞	400,000	438
6.875%, 10/17/40 EUR §,∞	100,000	110
8.075%, 4/1/36 §	1,200,000	1,241
Kenya Government International Bond
9.500%, 3/5/36 144A	1,800,000	1,844
9.750%, 2/16/31 144A	1,400,000	1,494

Multi-Sector Bond Portfolio

Governments (21.6%)	Shares/ Par +	Value $ (000’s)

Governments continued
Kingdom of Jordan
5.850%, 7/7/30 144A	400,000	398
7.500%, 1/13/29 144A	800,000	835
Lebanon Government International Bond
6.000%, 1/27/49 §,j	1,750,000	391
6.100%, 10/4/49 §,j	1,800,000	402
6.850%, 3/23/27 §,j	1,750,000	391
Mexican Udibonos 4.000%, 8/24/34 MXN ∞	3,847,801	200
Morocco Government International Bond
4.000%, 12/15/50 144A	500,000	368
5.500%, 12/11/42 §	800,000	766
North Macedonia 3.675%, 6/3/26 144A EUR ∞	500,000	587
Oman Government International Bond
6.000%, 8/1/29 §	900,000	948
6.250%, 1/25/31 144A	2,300,000	2,482
6.500%, 3/8/47 §	500,000	540
6.750%, 1/17/48 §	1,100,000	1,207
Panama Government International Bond
4.500%, 4/16/50	1,300,000	977
6.700%, 1/26/36	1,900,000	2,004
6.853%, 3/28/54	3,800,000	3,850
7.500%, 3/1/31	2,900,000	3,185
8.125%, 4/28/34	100,000	112
RAK Capital 5.000%, 3/12/35 §	825,000	854
Republic of Cameroon International Bond
5.950%, 7/7/32 EUR §,∞	1,000,000	963
9.500%, 7/31/31 §	900,000	866
Republic of Pakistan
6.000%, 4/8/26 §	2,400,000	2,390
7.375%, 4/8/31 §	700,000	685
Republic of Paraguay
5.600%, 3/13/48 §	600,000	567
6.000%, 2/9/36 §	1,300,000	1,377
6.100%, 8/11/44 §	300,000	307
Republic of Peru
3.300%, 3/11/41	2,700,000	2,097
6.900%, 8/12/37 144A PEN ∞	5,500,000	1,653
7.300%, 8/12/33 144A PEN §,∞	2,300,000	739
Republic of Poland Government International Bond
5.125%, 9/18/34	2,900,000	2,964
5.500%, 3/18/54	1,000,000	967
Republic of South Africa Government International Bond
4.850%, 9/30/29	1,200,000	1,187
4.875%, 4/14/26	600,000	600
5.000%, 10/12/46	500,000	374
5.750%, 9/30/49	2,100,000	1,679
7.950%, 11/19/54 144A	1,100,000	1,118
8.000%, 1/31/30 ZAR ∞	17,700,000	1,028
8.875%, 2/28/35 ZAR ∞	110,400,000	6,270
Republic of Uzbekistan International Bond 5.375%, 5/29/27 144A EUR ∞	700,000	848
Romanian Government International Bond
2.000%, 4/14/33 144A EUR ∞	1,400,000	1,291
5.250%, 5/30/32 144A EUR ∞	1,000,000	1,174
5.625%, 2/22/36 144A EUR ∞	550,000	628

Governments (21.6%)	Shares/ Par +	Value $ (000’s)

Governments continued
6.375%, 9/18/33 144A EUR ∞	2,500,000	3,082
Saudi Government International Bond
3.375%, 3/5/32 144A EUR ∞	2,850,000	3,378
4.500%, 10/26/46 §	9,300,000	8,068
5.000%, 1/16/34 144A	10,000,000	10,238
5.750%, 1/16/54 144A	700,000	703
Senegal Government International Bond
4.750%, 3/13/28 EUR §,∞	700,000	713
5.375%, 6/8/37 EUR §,∞	600,000	461
6.750%, 3/13/48 §	800,000	497
7.750%, 6/10/31 §	2,100,000	1,693
Serbia International Bond
1.500%, 6/26/29 EUR §,∞	4,400,000	4,796
1.650%, 3/3/33 144A EUR ∞	700,000	686
6.500%, 9/26/33 §,b	1,500,000	1,627
Sri Lanka Government International Bond
3.100%, 1/15/30 144A	404,001	378
3.350%, 3/15/33 144A	792,441	678
3.600%, 6/15/35 144A	535,080	391
3.600%, 5/15/36 144A	371,358	328
3.600%, 2/15/38 144A	743,028	661
4.000%, 4/15/28 144A	391,925	375
State of Minas Gerais 5.333%, 2/15/28 §	60,000	60
Turkiye Government International Bond
4.875%, 4/16/43	6,200,000	4,596
5.750%, 5/11/47	4,400,000	3,490
5.875%, 5/21/30 EUR ∞	2,850,000	3,549
40.980%, (Turkish Lira Overnight Reference Rate plus 46.960%), 9/6/28 TRY ∞	51,100,000	1,199
Ukraine Government International Bond
0.000%, 2/1/30 144A PO	377,887	198
0.000%, 2/1/34 144A PO	1,412,114	583
0.000%, 2/1/35 144A PO	262,560	127
0.000%, 8/1/41 PO §	724,000	575
4.500%, 2/1/34 144A	1,865,284	1,040
4.500%, 2/1/35 144A	2,281,007	1,251
4.500%, 2/1/36 144A	2,498,410	1,352
4.500%, 2/1/29 144A	273,201	186
United Mexican States
2.125%, 10/25/51 EUR ∞	1,000,000	648
3.771%, 5/24/61	5,400,000	3,396
4.490%, 5/25/32 EUR ∞	1,700,000	2,054
4.500%, 1/31/50	2,300,000	1,770
5.125%, 3/19/38 EUR ∞	2,200,000	2,631
6.000%, 5/7/36	2,600,000	2,657
6.350%, 2/9/35	1,700,000	1,795
6.400%, 5/7/54	1,150,000	1,122
6.875%, 5/13/37	3,700,000	3,990
US Treasury
4.000%, 11/15/42 b	19,800,000	18,306
4.125%, 8/15/44 b	3,300,000	3,063
4.625%, 5/15/44	15,100,000	14,990
4.625%, 5/15/54 b	4,500,000	4,421
4.750%, 11/15/43 b	8,700,000	8,792
Venezuela Government International Bond
6.000%, 12/9/49 §,j	32,000	6
7.000%, 3/31/38 §,j	3,104,000	675
7.650%, 4/21/25 §,j	2,355,000	477
8.250%, 10/13/24 §,j	2,356,000	477

Multi-Sector Bond Portfolio

Governments (21.6%)	Shares/ Par +	Value $ (000’s)

Governments continued
9.000%, 5/7/23 §,j	32,000	7
9.250%, 5/7/28 §,j	1,741,000	396
9.375%, 1/13/34 j	1,400,000	378

Total		294,185

Total Governments (Cost: $295,095)		294,185

Municipal Bonds (0.2%)

Municipal Bonds (0.2%)
American Municipal Power, Inc. 7.834%, 2/15/41 RB	100,000	120
Bay Area Toll Authority 6.918%, 4/1/40 RB	100,000	113
City of Riverside California Electric Revenue 7.605%, 10/1/40 RB	200,000	240
Golden State Tobacco Securitization Corp. 3.850%, 6/1/50 RB	1,560,000	1,421
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB	200,000	239
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB	100,000	110
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB	93,000	101
New York State Urban Development Corp. 5.770%, 3/15/39 RB	80,000	83

Total Municipal Bonds (Cost: $2,352)		2,427

Structured Products (33.5%)

Asset Backed Securities (12.7%)
ABFC Trust, Series 2007-WMC1, Class A1A 5.522%, (US SOFR 1 Month plus 1.365%), 6/25/37	7,160,829	5,095
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1 5.172%, (US SOFR 1 Month plus 1.015%), 12/25/34	1,134,341	1,032
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2 5.067%, (US SOFR 1 Month plus 0.910%), 1/25/35	28,545	27
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C 4.572%, (US SOFR 1 Month plus 0.415%), 7/25/36	6,809,349	1,647
ACHV ABS Trust, Series 2024-2PL, Class A 5.070%, 10/27/31 144A	175,326	176
ACHV ABS Trust, Series 2024-2PL, Class B 5.430%, 10/27/31 144A	575,793	581
ACHV ABS Trust, Series 2024-3AL, Class A 5.010%, 12/26/31 144A	236,271	238
ACHV ABS Trust, Series 2024-3AL, Class B 5.450%, 12/26/31 144A	1,119,298	1,130
ACHV ABS Trust, Series 2024-3AL, Class C 5.680%, 12/26/31 144A	211,335	213
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2 5.272%, (US SOFR 1 Month plus 1.115%), (AFC), 3/25/35	36,932	35

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Affirm Master Trust, Series 2025-1A, Class A 4.990%, 2/15/33 144A	1,300,000	1,310
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2 4.452%, 6/15/33 144A	3,903,336	3,912
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1 5.142%, (US SOFR 1 Month plus 0.985%), 7/25/34	1,222	1
Ares European CLO X DAC, Series 10A, Class AR 2.806%, (EURIBOR 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	493,542	579
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4 5.172%, (US SOFR 1 Month plus 1.015%), 6/25/35	48,141	47
Atlas Senior Loan Fund XV, Ltd., Series 2019-15A, Class A1R 5.539%, (US SOFR 3 Month plus 1.220%), 10/23/32 144A	1,891,392	1,893
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A 5.360%, 6/20/30 144A	4,000,000	4,137
Bain Capital Euro CLO DAC, Series 2018-2A, Class AR 2.764%, (EURIBOR 3 Month ACT/360 plus 0.740%), 1/20/32 144A EUR ∞	128,770	151
Bankers Healthcare Group Securitization Trust, Series 2025-2CON, Class B 5.170%, 9/17/36 144A	3,500,000	3,529
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1 5.522%, (US SOFR 1 Month plus 1.365%), 8/25/37	11,135	11
Bluemountain CLO, Ltd., Series 2016-3A, Class AR12 5.411%, (US SOFR 3 Month plus 1.200%), 11/15/30 144A	1,134,658	1,135
Cairn CLO X BV, Series 2018-10A, Class AR 2.806%, (EURIBOR 3 Month ACT/360 plus 0.780%), 10/15/31 144A EUR ∞	407,768	479
Capital Street Master Trust, Series 2024-1, Class A 5.724%, (US 30 Day Average SOFR plus 1.350%), 10/16/28 144A	1,300,000	1,304
Carlyle Global Market Strategies Euro CLO, Series 2017-3A, Class A1R 2.726%, (EURIBOR 3 Month ACT/360 plus 0.700%), 1/15/31 144A EUR ∞	436,257	511
CarMax Select Receivables Trust, Series 2025-A, Class B 5.010%, 9/16/30	2,200,000	2,229
CarMax Select Receivables Trust, Series 2025-B, Class B 4.350%, 7/15/30	2,250,000	2,245
Carrington Mortgage Loan Trust, Series 2005-FRE1, Class M3 5.037%, (US SOFR 1 Month plus 0.880%), 12/25/35	8,016,000	6,671

Multi-Sector Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Carvana Auto Receivables Trust, Series 2023-P1, Class A3 5.980%, 12/10/27 144A	532,192	534
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C 4.692%, (US SOFR 1 Month plus 0.535%), 12/25/36	60,097	60
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A 4.000%, (US SOFR 1 Month plus 1.115%), (AFC), 10/25/37 144A	6,042,955	5,533
Countrywide Asset-Backed Certificates Trust, Series 2004-9, Class MV4 5.847%, (US SOFR 1 Month plus 1.690%), 11/25/34	43,499	44
Countrywide Asset-Backed Certificates Trust, Series 2005-AB4, Class 2A4 4.972%, (US SOFR 1 Month plus 0.815%), 3/25/36	57,668	52
Countrywide Asset-Backed Certificates Trust, Series 2006-1, Class AF5 4.423%, (AFC), 7/25/36 Σ	67,257	64
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A 4.552%, (US SOFR 1 Month plus 0.395%), 6/25/37	283,840	267
Countrywide Asset-Backed Certificates Trust, Series 2006-5, Class M1 4.797%, (US SOFR 1 Month plus 0.640%), 8/25/36	1,023,137	1,007
Countrywide Asset-Backed Certificates Trust, Series 2006-BC3, Class M2 4.752%, (US SOFR 1 Month plus 0.595%), 2/25/37	900,000	865
Countrywide Asset-Backed Certificates Trust, Series 2007-13, Class 1A 5.112%, (US SOFR 1 Month plus 0.955%), 10/25/47	735,954	725
Countrywide Asset-Backed Certificates Trust, Series 2007-9, Class 1A 4.472%, (US SOFR 1 Month plus 0.315%), 6/25/47	637,644	566
Countrywide Asset-Backed Certificates Trust, Series 2007-SEA1, Class 1A1 5.372%, (US SOFR 1 Month plus 1.215%), (AFC), 5/25/47 144A	830,616	702
CPS Auto Receivables Trust, Series 2025-C, Class B 4.710%, 12/17/29 144A	1,000,000	1,006
CPS Auto Receivables Trust, Series 2025-C, Class C 4.910%, 10/15/31 144A	3,500,000	3,508
CPS Auto Trust, Series 2024-A, Class B 5.650%, 5/15/28 144A	1,404,568	1,408
CPS Auto Trust, Series 2024-A, Class C 5.740%, 4/15/30 144A	1,575,000	1,592
CPS Auto Trust, Series 2024-D, Class A 4.910%, 6/15/28 144A	260,342	261
CPS Auto Trust, Series 2024-D, Class B 4.650%, 3/15/29 144A	800,000	802

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
CPS Auto Trust, Series 2024-D, Class C 4.760%, 1/15/31 144A	1,000,000	1,002
CRB Securitization Trust, Series 2023-1, Class A 6.960%, 10/20/33 144A	50,540	51
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1 4.168%, (US SOFR 1 Month plus 0.735%), 1/25/32	1,364	1
CVC Cordatus Loan Fund XI DAC, Series 2011-A, Class AR 2.676%, (EURIBOR 3 Month ACT/360 plus 0.650%), 10/15/31 144A EUR ∞	384,730	452
Drive Auto Receivables Trust, Series 2024-2, Class C 4.670%, 5/17/32	3,000,000	3,012
Ellington Loan Acquisition Trust, Series 2007-2, Class A1 5.322%, (US SOFR 1 Month plus 1.165%), 5/25/37 144A	139,127	137
Euro-Galaxy III CLO DAC, Series 2013-3A, Class ARRR 2.564%, (EURIBOR 3 Month ACT/360 plus 0.620%), 4/24/34 144A EUR ∞	298,658	350
Exeter Automobile Receivables Trust, Series 2024-1A, Class B 5.290%, 8/15/28	425,409	427
Exeter Automobile Receivables Trust, Series 2024-1A, Class C 5.410%, 5/15/30	500,000	506
Exeter Automobile Receivables Trust, Series 2024-5A, Class C 4.640%, 1/15/30	2,100,000	2,105
Exeter Automobile Receivables Trust, Series 2025-2A, Class C 5.160%, 7/15/31	3,500,000	3,543
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3 4.390%, 9/17/29	5,500,000	5,521
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2 5.490%, 1/16/29 144A	317,053	318
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class B 5.550%, 5/15/29 144A	1,000,000	1,011
Fremont Home Loan Trust, Series 2005-2, Class M4 5.202%, (US SOFR 1 Month plus 1.045%), 6/25/35	300,000	282
GLS Auto Receivables Trust, Series 2024-1A, Class B 5.490%, 7/17/28 144A	1,200,000	1,205
GLS Auto Receivables Trust, Series 2024-2A, Class B 5.770%, 11/15/28 144A	1,200,000	1,212
GLS Auto Select Receivables Trust, Series 2023-2A, Class B 6.670%, 12/17/29 144A	2,000,000	2,067
GreenSky Home Improvement Trust, Series 2024-1, Class A2 5.880%, 7/25/59 144A	185,986	187

Multi-Sector Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
GreenSky Home Improvement Trust, Series 2024-1, Class A3 5.550%, 7/25/59 144A	500,000	513
GreenSky Home Improvement Trust, Series 2024-1, Class B 5.870%, 7/25/59 144A	1,296,453	1,323
GreenSky Home Improvement Trust, Series 2024-1, Class C 6.360%, 7/25/59 144A	463,019	474
GSAA Home Equity Trust, Series 2006-17, Class A1 4.392%, (US SOFR 1 Month plus 0.235%), 11/25/36	44,041	11
GSAMP Trust, Series 2004-WF, Class M2 5.922%, (US SOFR 1 Month plus 1.765%), 10/25/34	12,172	12
GSAMP Trust, Series 2007-FM2, Class A2B 4.362%, (US SOFR 1 Month plus 0.205%), 1/25/37	134,441	82
GSAMP Trust, Series 2007-NC1, Class A2A 4.372%, (US SOFR 1 Month plus 0.215%), 12/25/46	10,889	5
Henley Funding, Ltd., Series 2024-7A, Class AR 2.929%, (EURIBOR 3 Month ACT/360 plus 0.990%), 4/25/34 144A EUR ∞	1,400,000	1,644
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A 5.490%, 6/25/27 144A	2,600,000	2,615
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4 4.612%, (US SOFR 1 Month plus 0.455%), 4/25/37	500,000	448
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 5.052%, (US SOFR 1 Month plus 0.895%), 11/25/35	96,730	90
IndyMac Residential Asset Backed Trust, Series 2007-B, Class 2A2 4.592%, (US SOFR 1 Month plus 0.435%), 7/25/37	281,405	157
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class M1 4.572%, (US SOFR 1 Month plus 0.415%), 3/25/37	400,000	391
KKR CLO, Ltd., Series 9, Class AR2 5.529%, (US SOFR 3 Month plus 1.212%), 7/15/30 144A	108,865	109
LCM, Ltd., Series 31A, Class AR 5.605%, (US SOFR 3 Month plus 1.280%), 7/20/34 144A	1,000,000	1,001
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4 4.872%, (US SOFR 1 Month plus 0.715%), 2/25/36	48,313	43
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4 4.812%, (US SOFR 1 Month plus 0.655%), 5/25/46	259,405	76

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A 4.572%, (US SOFR 1 Month plus 0.415%), 5/25/36	1,287,643	675
Madison Park Euro Funding XIV DAC, Series 14A, Class A1R 2.826%, (EURIBOR 3 Month ACT/360 plus 0.800%), 7/15/32 144A EUR ∞	298,489	351
MASTR Asset Backed Securities Trust, Series 2004-OPT1, Class M1 5.052%, (US SOFR 1 Month plus 0.895%), 2/25/34	550,558	572
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1 5.172%, (US SOFR 1 Month plus 1.015%), 4/25/34	47,563	48
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1 4.572%, (US SOFR 1 Month plus 0.415%), 3/25/36	6,771,496	6,356
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2 4.472%, (US SOFR 1 Month plus 0.315%), 8/25/36	1,838,164	523
MASTR Asset Backed Securities Trust, Series 2006-HE5, Class A3 4.592%, (US SOFR 1 Month plus 0.435%), 11/25/36	1,472,627	867
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5 4.572%, (US SOFR 1 Month plus 0.415%), 10/25/36	1,160,187	376
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1 5.172%, (US SOFR 1 Month plus 1.015%), 2/25/47	614,719	363
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE5, Class M4 5.142%, (US SOFR 1 Month plus 0.985%), 9/25/35	6,215,338	5,175
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2 4.977%, (US SOFR 1 Month plus 0.820%), 1/25/35	162,120	162
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5 5.262%, (US SOFR 1 Month plus 1.105%), 6/25/35	16,113	16
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE7, Class A2C 4.592%, (US SOFR 1 Month plus 0.435%), 9/25/36	55,089	24
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C 4.412%, (US SOFR 1 Month plus 0.255%), 10/25/36	49,362	22
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C 4.522%, (US SOFR 1 Month plus 0.365%), 3/25/37	49,593	21

Multi-Sector Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1 5.622%, (US SOFR 1 Month plus 1.465%), 2/25/33	8,112	9
Morgan Stanley Home Equity Loan Trust, Series 2007-2, Class A3 4.502%, (US SOFR 1 Month plus 0.345%), 4/25/37	2,583,694	1,334
Nelnet Student Loan Trust, Series 2025-BA, Class A1A 4.840%, 5/17/55 144A	1,100,000	1,108
Nelnet Student Loan Trust, Series 2025-BA, Class A1B 5.687%, (US 30 Day Average SOFR plus 1.350%), 5/17/55 144A	1,300,000	1,308
Nelnet Student Loan Trust, Series 2025-CA, Class A1A 4.670%, 6/22/65 144A	3,200,000	3,187
Oak Hill European Credit Partners VII DAC, Series 2018-7A, Class AR 2.764%, (EURIBOR 3 Month ACT/360 plus 0.740%), 10/20/31 144A EUR ∞	427,389	502
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A 5.410%, 11/14/29 144A	2,000,000	2,017
OneMain Financial Issuance Trust, Series 2023-2A, Class A2 5.872%, (US 30 Day Average SOFR plus 1.500%), 9/15/36 144A	2,100,000	2,121
OZLM XVII, Ltd., Series 2017-17A, Class A1RR 5.475%, (US SOFR 3 Month plus 1.150%), 7/20/30 144A	73,540	74
Pagaya AI Debt Grantor Trust, Series 2024-10, Class A 5.183%, 6/15/32 144A	429,069	431
Pagaya AI Debt Grantor Trust, Series 2024-10, Class B 5.750%, 6/15/32 144A	369,801	372
Pagaya AI Debt Grantor Trust, Series 2024-10, Class C 5.992%, 6/15/32 144A	379,974	383
Pagaya AI Debt Trust, Series 2024-3, Class A 6.258%, 10/15/31 144A	1,249,883	1,257
Pagaya AI Debt Trust, Series 2025-5, Class B 5.440%, 3/15/33 144A	4,500,000	4,536
Pagaya AI Debt Trust, Series 2025-6, Class B 4.883%, 4/15/33 144A	4,500,000	4,497
RAAC Series, Series 2007-RP4, Class A 4.972%, (US SOFR 1 Month plus 0.465%), (AFC), 11/25/46 144A	125,815	117
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 7.147%, (AFC), 6/25/44 144A Σ	1,691,645	1,714
RCKT Mortgage Trust, Series 2024-CES5, Class A1A 6.846%, (AFC), 8/25/44 144A Σ	1,327,349	1,341
RCKT Mortgage Trust, Series 2024-CES6, Class A1A 5.344%, (AFC), 9/25/44 144A Σ	771,361	774

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
RCKT Mortgage Trust, Series 2024-CES7, Class A1A 6.264%, (AFC), 10/25/44 144A Σ	921,165	923
Reach ABS Trust, Series 2024-2A, Class A 5.880%, 7/15/31 144A	154,750	156
Reach ABS Trust, Series 2024-2A, Class B 5.840%, 7/15/31 144A	3,500,000	3,558
Renaissance Home Equity Loan Trust, Series 2006-4, Class AF6 5.340%, 1/25/37 Σ	1,514,158	454
Residential Asset Securities Corp., Series 2007-KS3, Class AI4 4.952%, (US SOFR 1 Month plus 0.795%), (AFC), 4/25/37	863,406	842
Santander Drive Auto Receivables Trust, Series 2023-5, Class C 6.430%, 2/18/31	1,600,000	1,664
Santander Drive Auto Receivables Trust, Series 2023-6, Class C 6.400%, 3/17/31	812,500	840
Santander Drive Auto Receivables Trust, Series 2025-2, Class B 4.870%, 5/15/31	500,000	505
Santander Drive Auto Receivables Trust, Series 2025-2, Class C 5.060%, 5/15/31	3,000,000	3,040
Santander Drive Auto Receivables Trust, Series 2025-3, Class B 4.490%, 9/15/31	3,600,000	3,621
Santander Drive Auto Receivables Trust, Series 2025-3, Class C 4.680%, 9/15/31	2,600,000	2,614
Saranac CLO, Ltd., Series 2018-6A, Class A1R 5.439%, (US SOFR 3 Month plus 1.402%), 8/13/31 144A	624,622	626
Saxon Asset Securities Trust, Series 2006-1, Class M1 4.737%, (US SOFR 1 Month plus 0.580%), (AFC), 3/25/36	102,185	101
SMB Private Education Loan Trust, Series 2024-C, Class A1A 5.500%, 6/17/52 144A	1,168,230	1,202
SMB Private Education Loan Trust, Series 2024-C, Class A1B 5.474%, (US 30 Day Average SOFR plus 1.100%), 6/17/52 144A	417,225	417
SMB Private Education Loan Trust, Series 2024-D, Class A1A 5.380%, 7/15/53 144A	1,971,886	2,023
SMB Private Education Loan Trust, Series 2024-D, Class A1B 5.474%, (US 30 Day Average SOFR plus 1.100%), 7/15/53 144A	2,314,823	2,307
Soundview Home Loan Trust, Series 2006-2, Class M2 4.797%, (US SOFR 1 Month plus 0.640%), 3/25/36	14,332	14

Multi-Sector Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-OPT2, Class A4 4.832%, (US SOFR 1 Month plus 0.675%), 5/25/36	54,875	54
Soundview Home Loan Trust, Series 2006-OPT3, Class M1 4.737%, (US SOFR 1 Month plus 0.580%), 6/25/36	6,689,510	6,040
Stream Innovations Issuer Trust, Series 2024-1A, Class A 6.270%, 7/15/44 144A	334,017	348
Structured Asset Investment Loan Trust, Series 2005-7, Class M2 5.037%, (US SOFR 1 Month plus 0.880%), 8/25/35	156,402	154
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3 4.422%, (US SOFR 1 Month plus 0.265%), 9/25/36	408	–π
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4 4.612%, (US SOFR 1 Month plus 0.455%), 12/25/36	66,792	65
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6 4.692%, (US SOFR 1 Month plus 0.535%), 2/25/37	29,325	29
Tesla Lease Electric Vehicle Securitization, Series 2025-A, Class A2 4.140%, 6/20/28 144A	1,800,000	1,801
Toro European CLO DAC, Series 6A, Class AR 2.921%, (EURIBOR 3 Month ACT/360 plus 0.920%), 1/12/32 144A EUR ∞	434,099	510
Toro European CLO DAC, Series 7A, Class ARE 2.846%, (EURIBOR 3 Month ACT/360 plus 0.810%), 2/15/34 144A EUR ∞	233,193	274
Towd Point Mortgage Trust, Series 2024-CES6, Class A1 5.725%, (AFC), 11/25/64 144A Σ	907,413	915
Tralee CLO VI, Ltd., Series 2019-6A, Class A1RR 5.538%, (US SOFR 3 Month plus 1.220%), 10/25/32 144A	649,549	650
Trinitas CLO VI, Ltd., Series 2017-6A, Class ARRR 5.648%, (US SOFR 3 Month plus 1.330%), 1/25/34 144A	1,600,000	1,600
TSTAT, Ltd., Series 2022-1A, Class A1RR 5.475%, (US SOFR 3 Month plus 1.150%), 7/20/37 144A	159,293	159
Venture CDO, Ltd., Series 2017-28A, Class A1R 5.577%, (US SOFR 3 Month plus 1.252%), 7/20/30 144A	20,469	20
Venture CDO, Ltd., Series 2018-33A, Class A1LR 5.639%, (US SOFR 3 Month plus 1.322%), 7/15/31 144A	334,656	335

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
WaMu Asset-Backed Certificates, Series 2007- HE1, Class 1A 4.572%, (US SOFR 1 Month plus 0.415%), 1/25/37	86,967	76

Total		172,267

Mortgage Securities (20.8%)
Angel Oak Mortgage Trust, Series 2024-8, Class A1 6.338%, (AFC), 5/27/69 144A Σ	2,986,246	2,999
ATLX Trust, Series 2024-RPL1, Class A1 4.850%, (AFC), 4/25/64 144A Σ	904,179	877
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A 2.627%, 1/15/32 144A	2,350,000	2,076
Banc of America Funding Trust, Series 2006-J, Class 4A1 4.971%, (CSTR), 1/20/47	18,661	16
Banc of America Funding Trust, Series 2007-6, Class A1 4.852%, (US SOFR 1 Month plus 0.695%), 7/25/37	30,638	29
BCAP LLC Trust, Series 2009-RR14, Class 2A2 3.834%, (CSTR), 7/26/36 144A	13,265	12
BCAP LLC Trust, Series 2009-RR5, Class 3A3 6.250%, (CSTR), 8/26/36 144A	2,001,398	752
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 5.380%, (CSTR), 7/25/34	635	1
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 4.247%, (CSTR), 6/25/47	45,920	40
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 4.167%, (CSTR), 11/25/36	101,343	45
Benchmark Mortgage Trust, Series 2018-B5, Class A2 4.076%, 7/15/51	1,696,282	1,680
Benchmark Mortgage Trust, Series 2024-V12, Class A3 5.738%, 12/15/57	2,200,000	2,305
BMO Mortgage Trust, Series 2024-5C5, Class A2 5.462%, 2/15/57	1,500,000	1,543
BMO Mortgage Trust, Series 2024-5C5, Class A3 5.857%, 2/15/57	5,800,000	6,073
BMO Mortgage Trust, Series 2024-5C8, Class A2 5.152%, 12/15/57	2,100,000	2,153
Chase Home Lending Mortgage Trust, Series 2023-RPL3, Class A1 3.250%, (AFC), 9/25/63 144A	6,014,497	5,447
Chase Home Lending Mortgage Trust, Series 2024-RPL1, Class A1A 3.250%, (AFC), 3/25/64 144A	1,231,056	1,105
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A 3.250%, (AFC), 8/25/64 144A	1,266,132	1,134

Multi-Sector Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A 3.250%, (AFC), 9/25/64 144A	1,271,816	1,141
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1A 3.375%, (AFC), 12/25/64 144A	3,058,667	2,768
CIM Trust, Series 2024-R1, Class A1 4.750%, (AFC), 6/25/64 144A	818,661	813
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	1,019	1
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA 4.487%, (CSTR), 9/25/37	4,744	4
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A 6.625%, (CSTR), 9/25/37	3,229	3
Citigroup Mortgage Loan Trust, Series 2007-AR4, Class 2A2A 4.765%, (CSTR), 3/25/37	232,428	203
COLT Mortgage Loan Trust, Series 2024-3, Class A1 7.393%, (AFC), 6/25/69 144A Σ	755,287	766
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35	6,339	6
Countrywide Alternative Loan Trust, Series 2005-1CB, Class 2A1 6.000%, 3/25/35	256,108	114
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 4.910%, (US SOFR 1 Month plus 0.775%), 11/20/35	2,946	3
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1 5.633%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	8,083	8
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36	96,075	52
Countrywide Alternative Loan Trust, Series 2005-J1, Class 1A8 5.500%, 2/25/35	75,036	69
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32	579	1
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1A13 5.500%, 11/25/35	142,557	78
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37	103,854	37
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1 4.772%, (US SOFR 1 Month plus 0.615%), 4/25/36	315,964	106
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 5.341%, (CSTR), 5/25/36	3,726	4

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B 4.440%, (US SOFR 1 Month plus 0.305%), 9/20/46	3,129	3
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A 4.445%, (US SOFR 1 Month plus 0.310%), 12/20/46	17,282	15
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1 4.670%, (US SOFR 1 Month plus 0.535%), 5/20/46	231,145	207
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 4.670%, (US SOFR 1 Month plus 0.535%), 7/20/46	4,879	4
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2 6.000%, 5/25/37	214,715	89
Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1 4.522%, (US SOFR 1 Month plus 0.365%), 6/25/37	2,957,035	2,491
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1 4.552%, (US SOFR 1 Month plus 0.395%), 4/25/47	20,290	19
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-22, Class 3A1 4.513%, (CSTR), 10/25/35	6,947	6
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 1A1 5.364%, (CSTR), 12/20/35	155	–π
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-16, Class 2A1 6.500%, 11/25/36	13,118	4
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-9, Class A1 6.000%, 5/25/36	94,341	42
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1 5.113%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	33,967	9
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A2 4.812%, (US SOFR 1 Month plus 0.655%), 4/25/46	900,138	257
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1 4.228%, (CSTR), 3/25/37	4,106	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.500%, 4/25/33	175	–π
Credit Suisse Mortgage Trust, Series 2014-6R, Class 3A2 5.145%, (CSTR), 9/27/35 144A	107,003	92

Multi-Sector Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 2.000%, 1/25/60 144A	5,469,034	4,853
Cross Mortgage Trust, Series 2024-H4, Class A1 7.147%, (AFC), 7/25/69 144A ∑	715,468	725
Cross Mortgage Trust, Series 2024-H6, Class A1 5.129%, (AFC), 9/25/69 144A	2,015,351	2,016
Cross Mortgage Trust, Series 2025-H6, Class A1 5.181%, (AFC), 7/25/70 144A	1,875,423	1,880
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3 5.500%, 12/25/35	239,536	203
EMF-NL BV, Series 2008-APRX, Class A2 2.842%, (EURIBOR 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §,∞	13,209	15
Federal Home Loan Mortgage Corp., Series 5426, Class CF 5.245%, (US 30 Day Average SOFR plus 0.900%), 12/15/50	1,847,567	1,840
Federal National Mortgage Association, Series 2003-W6, Class F 4.821%, (US 30 Day Average SOFR plus 0.465%), 9/25/42	9,929	10
Federal National Mortgage Association, Series 2024-54, Class FC 5.326%, (US 30 Day Average SOFR plus 0.970%), 8/25/54	1,531,119	1,538
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5 5.750%, 5/25/37	142,024	42
GCAT Trust, Series 2024-NQM2, Class A1 7.359%, (AFC), 6/25/59 144A ∑	605,955	613
Government National Mortgage Association, Series 2019-H20, Class FC 4.966%, (US SOFR 1 Month plus 0.615%), 11/20/69	69,914	70
Government National Mortgage Association, Series 2020-H08, Class FC 5.116%, (US SOFR 1 Month plus 0.765%), 2/20/70	31,852	32
Greystone CRE Notes LLC, Series 2025-FL4, Class A 5.631%, (US SOFR 1 Month plus 1.481%), 1/15/43 144A	2,300,000	2,305
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 6.363%, (CSTR), 9/25/35	127	–π
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6 6.000%, 2/25/36	68,667	29
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1 4.668%, (CSTR), 1/25/36	674	1
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 4.245%, (CSTR), 3/25/47	5,849	3

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A 4.868%, (US SOFR 1 Month plus 0.735%), (AFC), 11/19/35	2,800	2
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A 4.728%, (US SOFR 1 Month plus 0.595%), (AFC), 6/19/35	5,617	6
HomeBanc Mortgage Trust, Series 2005-1, Class A1 4.772%, (US SOFR 1 Month plus 0.615%), 3/25/35	2,031	2
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A 4.712%, (US SOFR 1 Month plus 0.555%), 11/25/35	696,923	656
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1 4.954%, (CSTR), 10/25/34	10,476	10
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A 4.752%, (US SOFR 1 Month plus 0.595%), (AFC), 7/25/35	887	1
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A 4.872%, (US SOFR 1 Month plus 0.715%), 7/25/35	6,759	5
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1 5.424%, (CSTR), 10/25/35	4,555	3
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 5.456%, (CSTR), 7/25/35	2,046	2
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1 5.258%, (CSTR), 6/25/37	24,834	19
JP Morgan Mortgage Trust, Series 2024-5, Class A11 5.606%, (US 30 Day Average SOFR plus 1.250%), (AFC), 11/25/54 144A	1,056,472	1,054
LoanCore Issuer, Ltd., Series 2022-CRE7, Class A 5.931%, (US 30 Day Average SOFR plus 1.550%), 1/17/37 144A	2,495,796	2,497
Luminent Mortgage Trust, Series 2006-6, Class A1 4.672%, (US SOFR 1 Month plus 0.515%), 10/25/46	548,309	502
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1 5.207%, (CSTR), 5/25/36	5,064	5
MF1, Series 2022-FL8, Class A 5.484%, (US SOFR 1 Month plus 1.350%), 2/19/37 144A	718,769	719
Mill City Mortgage Loan Trust, Series 2018-1, Class A1 3.250%, (AFC), 5/25/62 144A	151,653	150
New Residential Mortgage Loan Trust, Series 2021-NQ1R, Class A3 1.198%, (AFC), 7/25/55 144A	472,938	429

Multi-Sector Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class A1A 7.864%, (AFC), 10/25/63 144A Σ	2,540,825	2,576
OBX Trust, Series 2023-NQM8, Class A1 8.045%, (AFC), 9/25/63 144A Σ	1,701,498	1,726
OBX Trust, Series 2023-NQM9, Class A1 8.159%, (AFC), 10/25/63 144A Σ	3,106,844	3,159
OBX Trust, Series 2024-HYB2, Class A1 3.688%, (CSTR), 4/25/53 144A	2,367,034	2,330
OBX Trust, Series 2024-NQM8, Class A1 7.233%, (AFC), 5/25/64 144A Σ	684,791	694
OPEN Trust, Series 2023-AIR, Class A 7.239%, (US SOFR 1 Month plus 3.089%), 11/15/40 144A	234,045	234
Pretium Mortgage Credit Partners Trust, Series 2024-NPL8, Class A1 5.963%, (AFC), 11/25/54 144A Σ	841,440	842
PRPM Trust, Series 2023-NQM2, Class A1 7.250%, (AFC), 8/25/68 144A Σ	2,075,233	2,089
PRPM Trust, Series 2024-6, Class A1 5.699%, (AFC), 11/25/29 144A Σ	900,771	901
PRPM Trust, Series 2024-NQM1, Class A1 7.265%, (AFC), 12/25/68 144A Σ	711,208	719
PRPM Trust, Series 2024-NQM2, Class A1 7.292%, (AFC), 6/25/69 144A Σ	762,951	780
PRPM Trust, Series 2024-NQM3, Class A1 6.239%, (AFC), 8/25/69 144A Σ	2,316,003	2,321
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1 4.652%, (US SOFR 1 Month plus 0.495%), 8/25/36	3,043	3
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1 4.652%, (US SOFR 1 Month plus 0.495%), 9/25/36	8,979	8
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2 6.500%, 4/25/37	3,311,462	875
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2 5.232%, (US SOFR 1 Month plus 1.075%), 1/25/36	22,695	22
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A 4.442%, 11/25/63 144A	1,373,278	1,383
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3 5.247%, (US SOFR 1 Month plus 1.090%), 12/25/35	36,189	36
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1 4.592%, (US SOFR 1 Month plus 0.435%), 10/25/35	23,832	23
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2 6.226%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	172,870	148

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1 4.632%, (US SOFR 1 Month plus 0.475%), (AFC), 7/25/46	109,761	95
Suntrust Alternative Loan Trust, Series 2005- 1F, Class 1A1 4.922%, (US SOFR 1 Month plus 0.765%), 12/25/35	3,522	3
Towd Point Mortgage Trust, Series 2015-4, Class B2 4.089%, (CSTR, AFC), 4/25/55 144A	2,500,000	2,446
Towd Point Mortgage Trust, Series 2017-2, Class M1 3.750%, (AFC), 4/25/57 144A	2,500,000	2,469
Towd Point Mortgage Trust, Series 2024-4, Class A1A 4.541%, (AFC), 10/27/64 144A	1,958,483	1,962
Uniform Mortgage Backed Security TBA
4.000%, 11/12/50	6,000,000	5,653
4.500%, 10/14/55	12,000,000	11,638
4.500%, 11/13/55	12,700,000	12,313
5.000%, 11/13/55	40,200,000	39,843
6.000%, 11/15/54	42,000,000	42,898
6.500%, 11/15/54	68,900,000	71,246
Verus Securitization Trust, Series 2023-4, Class A1 5.811%, (AFC), 5/25/68 144A Σ	570,039	572
Verus Securitization Trust, Series 2023-7, Class A1 7.070%, (AFC), 10/25/68 144A Σ	1,836,487	1,865
Verus Securitization Trust, Series 2024-INV1, Class A1 6.116%, (AFC), 3/25/69 144A Σ	2,589,065	2,619
Verus Securitization Trust, Series 2024-R1, Class A1 5.218%, 9/25/69 144A	838,059	838
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6 5.644%, (CSTR, AFC), 2/25/33	366	–π
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3 3.866%, (CSTR), 10/25/36	9,561	8
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1 4.577%, (CSTR), 3/25/36	83,876	76
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1 4.554%, (CSTR), 8/25/36	4,970	5
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1 4.108%, (CSTR), 2/25/37	1,862	2
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2 4.853%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	194,810	161
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1 6.443%, (CSTR), 7/25/37	19,565	18

Multi-Sector Bond Portfolio

Structured Products (33.5%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A2 5.439%, 11/15/57	3,300,000	3,412
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3 5.920%, (AFC), 11/15/57	2,600,000	2,738
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1 6.678%, (CSTR), 4/25/36	15,217	15
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1 6.156%, (CSTR), 11/25/37	11,692	11

Total		283,718

Total Structured Products (Cost: $457,346)		455,985

Bank Loan Obligations (4.8%)

Bank Loan Obligations (4.8%)
Albion Financing 3 SARL, 5.024%, (EURIBOR 3 Month ACT/360 plus 3.000%), 5/21/31 EUR ∞	1,400,000	1,651
Amentum Holdings, Inc., 6.413%, (US SOFR 1 Month plus 2.250%), 9/29/31	1,040,000	1,039
AmSurg Corp. First Out, 12.230%, (US SOFR 3 Month plus 7.875%), 7/20/26Æ	281,436	281
AmSurg Corp. Last Out, 12.230%, (US SOFR 3 Month plus 7.875%), 11/3/28Þ	1,059,850	1,092
Avolon TLB Borrower 1 US LLC, 5.885%, (US SOFR 1 Month plus 1.750%), 6/24/30	1,149,561	1,150
Bank of Industry, Ltd., 3.803%, (EURIBOR 3 Month ACT/360 plus 1.700%), 8/23/27 EUR ∞	3,000,000	3,495
Charter Communications Operating LLC, 6.541%, (US SOFR 3 Month plus 2.250%), 12/15/31	563,940	564
Cotiviti, Inc., 7.030%, (US SOFR 1 Month plus 2.750%), 5/1/31	2,856,645	2,803
Directv Financing LLC, 9.820%, (US SOFR 1 Month plus 5.250%), 8/2/29	926,750	927
Finastra USA, Inc., 8.038%, (US SOFR 3 Month plus 4.000%), 7/30/32	2,000,000	1,991
First Student Bidco, Inc., 6.711%, (US SOFR 3 Month plus 2.500%), 8/15/30	994,924	995
Fortress Intermediate 3, Inc., 7.255%, (US SOFR 1 Month plus 3.000%), 6/27/31	1,389,500	1,393
GFL Environmental Services, Inc., 6.671%, (US SOFR 3 Month plus 2.500%), 3/3/32	725,000	724
Global Medical Response, Inc., 7.634%, (US SOFR 1 Month plus 3.500%), 10/1/32	400,000	400
Goat Holdco LLC, 6.913%, (US SOFR 1 Month plus 2.750%), 1/27/32	1,293,500	1,294
INEOS US Finance LLC, 7.413%, (US SOFR 1 Month plus 3.250%), 2/18/30	798,995	721
INEOS US Finance LLC, 7.163%, (US SOFR 1 Month plus 3.000%), 2/7/31	102,711	92
ION Platform Finance US, Inc., 7.886%, (US SOFR 1 Month plus 3.750%), 9/30/32	1,400,000	1,386
Kaseya, Inc., 7.413%, (US SOFR 1 Month plus 3.250%), 3/20/32	995,000	996

Bank Loan Obligations (4.8%)	Shares/ Par +	Value $ (000’s)

Bank Loan Obligations continued
LifePoint Health, Inc., 8.068%, (US SOFR 3 Month plus 3.750%), 5/19/31	992,500	990
LifePoint Health, Inc., 7.660%, (US SOFR 3 Month plus 3.500%), 5/19/31	1,485,031	1,477
Modena Buyer LLC, 8.808%, (US SOFR 3 Month plus 4.500%), 7/1/31	638,232	630
Newfold Digital Holdings Group, Inc., 7.838%, (US SOFR 3 Month plus 3.500%), 2/10/28Æ	2,574,743	1,867
Novelis Holdings, Inc., 5.750%, (US SOFR 3 Month plus 1.750%), 3/11/32	1,890,500	1,893
OCS Group Holdings, Ltd., 9.961%, (SONIO plus 5.750%), 11/28/31 GBP ∞	2,500,000	3,354
Paradigm Parent LLC, 8.822%, (US SOFR 3 Month plus 4.500%), 4/16/32	1,400,000	1,254
Qnity Electronics, Inc., 6.163%, (US SOFR 1 Month plus 2.000%), 8/12/32	700,000	699
QualityTech LP, 7.723%, (US SOFR plus 3.500%), 10/30/31	1,393,000	1,393
QuidelOrtho Corp., 8.002%, (US SOFR 3 Month plus 4.000%), 8/20/32	1,200,000	1,193
Quikrete Holdings, Inc., 6.413%, (US SOFR 1 Month plus 2.250%), 2/10/32	1,293,500	1,293
Republic of Panama, 3.837%, (EURIBOR 6 Month ACT/360 plus 1.750%), 3/5/27 EUR∞,Æ	1,900,000	2,234
Republic of Turkey, 8.343%, (EURIBOR 6 Month ACT/360 plus 6.210%), 4/27/31 EUR∞,Æ	1,700,000	2,161
Restaurant Brands International, 5.913%, (US SOFR 1 Month plus 1.750%), 9/20/30	2,370,000	2,360
Rockpoint Gas Storage Partners LP, 7.002%, (US SOFR 3 Month plus 3.000%), 9/18/31	1,288,509	1,292
Setanta Aircraft Leasing DAC, 5.752%, (US SOFR 3 Month plus 1.750%), 11/5/28	1,400,000	1,406
SOCAR Turkey Enerji AS, 5.535%, (EURIBOR 6 Month ACT/360 plus 3.450%), 8/11/26 EUR∞	5,800,000	6,809
Standard Industries, Inc., 5.885%, (US SOFR 1 Month plus 1.750%), 9/22/28	385,225	386
Station Casinos LLC, 6.163%, (US SOFR 1 Month plus 2.000%), 3/14/31	1,182,000	1,182
Stepstone Group MidCo 2 GmbH, 6.673%, (EURIBOR 6 Month ACT/360 plus 4.500%), 4/26/32 EUR∞	1,650,000	1,902
Stonepeak Nile Parent LLC, 7.079%, (US SOFR 3 Month plus 2.750%), 4/9/32	1,200,000	1,199
US Renal Care, Inc., 9.278%, (US SOFR 1 Month plus 5.000%), 6/28/28	989,873	942
VEON Amsterdam, 8.548%, (US SOFR 3 Month plus 4.250%), 3/25/27Æ	950,000	949
Wand NewCo 3, Inc., 6.663%, (US SOFR 1 Month plus 2.500%), 1/30/31	324,825	323
X Corp., 9.500%, 10/26/29	1,100,000	1,103
X Corp., 10.958%, (US SOFR 3 Month plus 6.500%), 10/26/29	2,083,929	2,042

Total Bank Loan Obligations (Cost: $64,453)		65,327

Warrants (0.0%)

Consumer, Cyclical (0.0%)
Spirit Airlines, Inc. *	7,627	3

Multi-Sector Bond Portfolio

Warrants (0.0%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
Spirit Airlines, Inc. 144A*	5,499	2

Total		5

Total Warrants (Cost: $162)		5

Short-Term Investments (9.2%)

Financial (0.0%)
Kaisa Group Holdings, Ltd. 0.000%, 12/31/25§	45,656	1
Samhallsbyggnadsbolaget I Norden Holding AB
2.375%, 8/4/26 EUR§,∞	600,000	680

Total		681

Governments (0.1%)
US Treasury
0.000%, 10/2/25	254,000	254
0.000%, 10/9/25	8,000	8
0.000%, 10/21/25b	71,000	71
0.000%, 10/30/25b	243,000	242
0.000%, 12/11/25b	1,006,000	998
0.000%, 1/27/26b	4,000	4

Total		1,577

Repurchase Agreements (9.1%)
Bank of Nova Scotia, 2.520%, 10/14/25 (Purchased on 9/26/25, to be repurchased at CAD 20,020,712, collateralized by a Province of Ontario Government Bond, 2.90%, due 6/2/49, par and fair value of CAD 27,000,000 and CAD 20,907,180, respectively) CAD∞	20,000,000	14,371
Bank of Nova Scotia, 2.530%, 10/3/25 (Purchased on 9/18/25, to be repurchased at CAD 20,019,408, collateralized by a Province of Manitoba Government Bond, 3.20%, due 3/5/50, par and fair value of CAD 25,600,000 and CAD 20,490,752, respectively) CAD∞	20,000,000	14,371

Short-Term Investments (9.2%)	Shares/ Par +	Value $ (000’s)

Repurchase Agreements continued
Canadian Imperial Bank of Commerce, 2.520%, 10/15/25 (Purchased on 9/29/25, to be repurchased at CAD 20,019,332, collateralized by a Province of Quebec Government Bond, 2.85%, due 12/1/53, par and fair value of CAD 27,229,000 and CAD 20,148,371, respectively) CAD∞	20,000,000	14,371
Citigroup Global Markets, Inc., 4.230%, 10/1/25 (Purchased on 9/30/25, to be repurchased at $6,000,705, collateralized by a US Treasury Note, 1.50%, due 8/15/26, par and fair value of $6,233,800 and $6,113,994, respectively)	6,000,000	6,000
Deutsche Bank Securities, Inc., 4.270%, 10/2/25 (Purchased on 9/29/25, to be repurchased at $100,024, collateralized by a US Treasury Bond, 4.375%, due 5/15/41, par and fair value of $102,100 and $100,289, respectively)	100,000	100
Deutsche Bank Securities, Inc., 4.300%, 10/2/25 (Purchased on 9/29/25, to be repurchased at $73,917,654, collateralized by a US Treasury Note, 0.125%, due 7/15/26, par and fair value of $75,662,439 and $75,411,216, respectively)	73,900,000	73,900

Total		123,113

Total Short-Term Investments (Cost: $125,476)		125,371

Total Investments (113.2%) (Cost: $1,558,967)@		1,539,562

Other Assets, Less Liabilities (-13.2%)		(179,718)

Net Assets (100.0%)		1,359,844

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)

Serbia International Bond	Barclays Bank PLC	3.950%	9/18/25	Open	USD	(888)	$(888)

							$(888)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	34,400	344	12/25	$47,580	$13	$8
Euro-BTP Future	Long	EUR	13,200	132	12/25	18,572	23	8
Euro-Bund Future	Long	EUR	1,800	18	12/25	2,717	11	(1)
Euro-Buxl Future	Long	EUR	2,400	24	12/25	3,226	73	(6)
Euro-OAT Future	Short	EUR	12,100	121	12/25	17,239	(10)	(1)
Euro-Schatz Future	Long	EUR	40,500	405	12/25	50,868	(48)	–π

Multi-Sector Bond Portfolio

Futures (continued)

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Long	USD	59,700	597	12/25	$65,190	$(33)	$23
Long Gilt Future	Short	GBP	600	6	12/25	733	(4)	–π
Ten-Year Canadian Treasury Note Future	Long	CAD	4,300	43	12/25	3,784	79	–π
Ten-Year US Treasury Note Future	Long	USD	28,600	286	12/25	32,175	(8)	(4)
Two-Year US Treasury Note Future	Long	USD	59,000	295	12/25	61,478	12	32
Ultra Long-Term US Treasury Bond Future	Long	USD	3,600	36	12/25	4,322	129	(20)
Ultra Ten-Year US Treasury Note Future	Long	USD	39,600	396	12/25	45,571	431	(25)
US Treasury Long Bond Future	Short	USD	600	6	12/25	700	(16)	1

							$652	$15

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR Compounded-OIS	3.000%	3/27	4,800	USD	$46	$(12)	$34	$(2)
1-Day USD-SOFR Compounded-OIS	3.250%	6/30	34,300	USD	294	(104)	190	(18)
1-Day USD-SOFR Compounded-OIS	3.908%	3/35	500	USD	–	(11)	(11)	–π
1-Day USD-SOFR Compounded-OIS	3.874%	3/35	800	USD	–	(16)	(16)	–π
1-Day USD-SOFR Compounded-OIS	3.899%	3/35	800	USD	–	(17)	(17)	–π
1-Day USD-SOFR Compounded-OIS	3.905%	3/35	800	USD	–	(18)	(18)	–π
1-Day USD-SOFR Compounded-OIS	3.250%	3/35	35,600	USD	2,261	(1,178)	1,083	(6)
1-Day USD-SOFR Compounded-OIS	3.930%	3/35	1,600	USD	–	(39)	(39)	–π
1-Day USD-SOFR Compounded-OIS	3.700%	5/35	22,034	USD	(252)	114	(138)	(3)
1-Day USD-SOFR Compounded-OIS	3.250%	6/35	14,400	USD	636	(173)	463	(3)
1-Day USD-SOFR Compounded-OIS	3.500%	12/54	3,100	USD	22	214	236	6
1-Day USD-SOFR Compounded-OIS	3.250%	6/55	7,600	USD	1,011	(92)	919	15
6-Month CZK-PRIBOR	3.575%	7/30	70,795	CZK	53	(3)	50	1
6-Month EURIBOR	2.510%	4/35	1,000	EUR	–	15	15	1

					$4,071	$(1,320)	$2,751	$(9)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day GBP-SONIO Compounded-OIS	3.750%	9/30	26,200	GBP	$(134)	$(6)	$(140)	$(2)
1-Day GBP-SONIO Compounded-OIS	3.750%	3/31	5,200	GBP	(7)	(24)	(31)	(1)
1-Day GBP-SONIO Compounded-OIS	4.000%	9/35	2,700	GBP	(78)	33	(45)	(1)
1-Day GBP-SONIO Compounded-OIS	4.500%	9/55	1,090	GBP	(75)	43	(32)	–π
1-Year BRL-CDI	13.926%	1/27	6,400	BRL	–	(5)	(5)	–π
1-Year BRL-CDI	13.927%	1/27	50,900	BRL	–	(36)	(36)	–π
1-Year BRL-CDI	13.320%	1/29	3,600	BRL	–	–	-π	1

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Pay Floating Rate (continued)

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Year BRL-CDI	13.291%	1/29	33,700	BRL	$–	$(6)	$(6)	$5
6-Month AUD-BBR-BBSW	4.750%	12/33	45,700	AUD	264	85	349	(23)
6-Month AUD-BBR-BBSW	4.250%	3/36	10,200	AUD	27	(78)	(51)	(17)
6-Month CZK-PRIBOR	3.365%	11/29	78,900	CZK	(30)	(45)	(75)	(1)
CAONREPO	3.750%	12/25	35,200	CAD	(33)	106	73	(1)
CAONREPO	2.500%	6/29	8,000	CAD	(197)	210	13	–π
CAONREPO	2.500%	12/30	3,900	CAD	(1)	(4)	(5)	–π

					$(264)	$273	$9	$(40)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)

Markit CDX Emerging Markets Index, Series 36	1.000%	12/26	0.656%	16,491	USD	$(256)	$324	$68	$(17)
Markit CDX Emerging Markets Index, Series 37	1.000%	6/27	0.796%	490	USD	(15)	16	1	–π
Markit CDX Emerging Markets Index, Series 38	1.000%	12/27	0.879%	4,200	USD	(150)	161	11	(4)
Markit CDX Emerging Markets Index, Series 39	1.000%	6/28	0.956%	600	USD	(21)	22	1	(1)
Markit CDX Emerging Markets Index, Series 40	1.000%	12/28	1.059%	10,200	USD	(296)	278	(18)	(7)
Markit CDX Emerging Markets Index, Series 41	1.000%	6/29	1.148%	3,200	USD	(88)	71	(17)	(2)
Markit CDX Emerging Markets Index, Series 42	1.000%	12/29	1.222%	4,500	USD	(106)	68	(38)	(3)
Markit CDX Emerging Markets Index, Series 43	1.000%	6/30	1.366%	400	USD	(13)	7	(6)	–π
Markit CDX Emerging Markets Index, Series 44	1.000%	12/30	1.476%	13,100	USD	(291)	4	(287)	(4)
Markit CDX North America High Yield Index, Series 43	5.000%	12/29	2.934%	30,025	USD	1,749	513	2,262	(36)
Markit CDX North America High Yield Index, Series 44	5.000%	6/30	3.001%	30,800	USD	1,343	1,117	2,460	(774)
Markit CDX North America High Yield Index, Series 45	5.000%	12/30	3.208%	21,600	USD	1,644	24	1,668	25
Markit CDX North America Investment Grade Index, Series 43	1.000%	12/29	0.417%	200	USD	4	1	5	–π
Markit CDX North America Investment Grade Index, Series 44	1.000%	6/30	0.474%	68,000	USD	891	656	1,547	(151)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)

Markit CDX North America Investment Grade Index, Series 45	1.000%	12/30	0.519%	33,800	USD	$760	$8	$768	$6

						$5,155	$3,270	$8,425	$(968)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)		Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)

AT&T, Inc.	1.000%	6/26	0.237%	100	USD	$	–π	$1	$1	$	–π
Carnival Corp.	1.000%	12/28	0.704%	600	USD		(86)	91	5		–π
Ford Motor Co.	5.000%	12/25	0.428%	400	USD		1	3	4		–π
Ford Motor Co.	5.000%	6/26	0.499%	1,000	USD		8	24	32		–π
Ford Motor Co.	5.000%	6/27	0.872%	300	USD		10	11	21		–π
Ford Motor Co.	5.000%	6/27	0.874%	900	USD		22	40	62		–π
General Electric Co.	1.000%	6/26	0.065%	3,800	USD		6	19	25		–π
General Electric Co.	1.000%	12/26	0.079%	400	USD		1	3	4		–π
Glencore Finance Europe, Ltd.	5.000%	6/31	0.962%	1,000	EUR		186	66	252		–π
Glencore Finance Europe, Ltd.	5.000%	12/31	1.073%	500	EUR		100	32	132		–π
Marks & Spencer PLC	1.000%	6/27	0.251%	100	EUR		(3)	4	1		–π
Marks & Spencer PLC	1.000%	12/28	0.444%	500	EUR		(18)	29	11		–π
Volkswagen International Finance NV	1.000%	6/29	0.790%	3,100	EUR		28	(1)	27		(1)

							$255	$322	$577		$(1)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$60	$72	$132	$(1,078)	$(57)	$(1,135)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	BNP Paribas SA	AUD	1,883	1,246	10/2/25	$—	$(15)	$(15)
Sell	Barclays Bank PLC	AUD	2,222	1,471	11/4/25	—	(2)	(2)
Buy	Bank of America NA	BRL	6,563	1,233	10/2/25	4	—	4
Buy	JP Morgan Chase Bank NA	BRL	22,669	4,259	10/2/25	165	—	165
Buy	JP Morgan Chase Bank NA	BRL	6,551	1,221	11/4/25	9	—	9
Buy	Goldman Sachs Bank USA	BRL	22,982	4,257	12/2/25	13	—	13
Sell	Goldman Sachs Bank USA	BRL	22,660	4,258	10/2/25	—	(14)	(14)
Sell	JP Morgan Chase Bank NA	BRL	6,586	1,237	10/2/25	—	(9)	(9)
Sell	Barclays Bank PLC	CAD	760	546	10/2/25	4	—	4
Sell	HSBC Bank PLC	CAD	563	405	10/2/25	2	—	2
Sell	JP Morgan Chase Bank NA	CAD	694	499	10/2/25	4	—	4
Sell	UBS AG	CAD	89	64	10/2/25	1	—	1
Sell	Bank of America NA	CAD	20,019	14,386	10/3/25	130	—	130
Sell	HSBC Bank PLC	CAD	20,021	14,395	10/14/25	—	(22)	(22)
Sell	UBS AG	CAD	20,019	14,394	10/15/25	5	—	5

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank PLC	CAD	2,101	1,512	11/4/25	$1	$—	$1
Buy	Barclays Bank PLC	CHF	93	117	10/2/25	—π	—	—π
Sell	Barclays Bank PLC	CHF	109	137	10/2/25	—	(1)	(1)
Sell	Barclays Bank PLC	CHF	92	117	11/4/25	—	—π	—π
Buy	HSBC Bank PLC	CNH	7,335	1,030	10/16/25	—	(3)	(3)
Buy	HSBC Bank PLC	CNH	791	111	11/19/25	—	—π	—π
Sell	HSBC Bank PLC	CNH	793	111	10/16/25	—π	—	—π
Sell	BNP Paribas SA	COP	27,967,267	7,096	11/12/25	—	(237)	(237)
Sell	UBS AG	COP	4,659,728	1,180	11/28/25	—	(37)	(37)
Sell	BNP Paribas SA	COP	2,487,117	628	12/17/25	—π	—	—π
Sell	Bank of America NA	CZK	3,450	167	12/17/25	1	—	1
Buy	HSBC Bank PLC	EGP	7,783	158	12/2/25	5	—	5
Buy	Goldman Sachs Bank USA	EGP	9,766	198	12/8/25	5	—	5
Buy	HSBC Bank PLC	EGP	8,387	170	12/9/25	4	—	4
Buy	Bank of America NA	EUR	778	913	10/2/25	3	—	3
Buy	Barclays Bank PLC	EUR	3,815	4,479	10/2/25	—	(15)	(15)
Buy	JP Morgan Chase Bank NA	EUR	941	1,105	10/2/25	—	(3)	(3)
Sell	Barclays Bank PLC	EUR	923	1,084	10/2/25	10	—	10
Sell	JP Morgan Chase Bank NA	EUR	129,756	152,340	10/2/25	—π	(583)	(583)
Sell	Barclays Bank PLC	EUR	125,145	147,221	11/4/25	—	(217)	(217)
Buy	HSBC Bank PLC	GBP	760	1,022	10/2/25	—	(2)	(2)
Sell	Barclays Bank PLC	GBP	20,174	27,132	10/2/25	—	(7)	(7)
Sell	JP Morgan Chase Bank NA	GBP	19,414	26,114	11/4/25	—	(2)	(2)
Buy	BNP Paribas SA	IDR	5,642,164	338	10/10/25	—	(3)	(3)
Buy	UBS AG	ILS	172	52	10/15/25	2	—	2
Sell	UBS AG	ILS	172	52	10/15/25	—	—π	—π
Sell	UBS AG	ILS	172	52	11/13/25	—	(2)	(2)
Buy	Bank of America NA	JPY	1,143,890	7,735	10/2/25	—	(46)	(46)
Buy	HSBC Bank PLC	JPY	472,294	3,194	10/2/25	—	(29)	(29)
Buy	Bank of America NA	JPY	511,492	3,471	11/4/25	44	—	44
Buy	Barclays Bank PLC	JPY	2,437	17	11/4/25	—	—π	—π
Buy	BNP Paribas SA	JPY	592,582	4,021	11/4/25	19	—	19
Buy	HSBC Bank PLC	JPY	503,852	3,419	11/4/25	12	—	12
Sell	Bank of America NA	JPY	513,270	3,471	10/2/25	—	(44)	(44)
Buy	BNP Paribas SA	KRW	1,415,931	1,009	10/10/25	—	(14)	(14)
Buy	HSBC Bank PLC	KRW	1,414,814	1,008	10/22/25	—	(7)	(7)
Sell	HSBC Bank PLC	KRW	1,415,626	1,008	10/10/25	7	—	7
Buy	BNP Paribas SA	KWD	9	29	6/17/26	—π	—	—π
Buy	BNP Paribas SA	KWD	9	30	6/30/26	—π	—	—π
Buy	BNP Paribas SA	KWD	26	86	7/7/26	—π	—	—π
Buy	BNP Paribas SA	KWD	35	116	7/13/26	1	—	1
Sell	BNP Paribas SA	KWD	595	1,979	5/9/30	72	—	72
Sell	BNP Paribas SA	KWD	65	217	5/13/30	8	—	8
Buy	JP Morgan Chase Bank NA	KZT	42,205	76	10/20/25	—	(1)	(1)
Buy	JP Morgan Chase Bank NA	KZT	83,553	151	10/24/25	—π	—	—π
Buy	Goldman Sachs Bank USA	KZT	123,289	220	12/5/25	—	(2)	(2)
Buy	Bank of America NA	MXN	33,767	1,829	12/17/25	14	—	14
Buy	HSBC Bank PLC	MXN	21,538	1,167	12/17/25	16	—	16
Buy	JP Morgan Chase Bank NA	MXN	77,100	4,176	12/17/25	187	—	187
Sell	UBS AG	MXN	57,566	3,118	12/17/25	—	(62)	(62)
Buy	JP Morgan Chase Bank NA	NGN	281,722	190	10/10/25	13	—	13
Buy	Barclays Bank PLC	NOK	38	4	10/2/25	—	—π	—π
Buy	HSBC Bank PLC	NOK	39	4	10/2/25	—π	—	—π
Sell	Goldman Sachs Bank USA	NOK	254	25	10/2/25	—	—π	—π
Sell	UBS AG	NOK	3,713	372	10/2/25	—	(7)	(7)
Sell	Barclays Bank PLC	NOK	3,938	395	11/4/25	—	—π	—π
Sell	HSBC Bank PLC	NOK	39	4	11/4/25	—	—π	—π

Multi-Sector Bond Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	NZD	890	516	10/2/25	$4	$—	$4
Sell	HSBC Bank PLC	NZD	1,151	667	10/2/25	10	—	10
Sell	Bank of America NA	NZD	890	517	11/4/25	—	(4)	(4)
Sell	Bank of America NA	PEN	22,338	6,421	12/17/25	—	(123)	(123)
Buy	BNP Paribas SA	PLN	2,075	571	10/22/25	—π	—π	—π
Buy	UBS AG	PLN	534	147	10/22/25	—	—π	—π
Sell	Barclays Bank PLC	PLN	752	207	10/15/25	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	PLN	498	137	10/15/25	—	(1)	(1)
Buy	HSBC Bank PLC	SGD	385	299	10/2/25	—	(2)	(2)
Sell	HSBC Bank PLC	SGD	8,693	6,739	10/2/25	57	—	57
Sell	NatWest Markets PLC	SGD	9	7	10/2/25	—π	—	—π
Sell	UBS AG	SGD	8,295	6,447	11/4/25	1	—	1
Buy	Goldman Sachs Bank USA	THB	32	1	10/20/25	—	—π	—π
Buy	Barclays Bank PLC	TRY	275	7	10/10/25	—π	—	—π
Buy	Barclays Bank PLC	TRY	543	13	10/14/25	—π	—	—π
Buy	Barclays Bank PLC	TRY	138	3	10/20/25	—π	—	—π
Buy	Barclays Bank PLC	TRY	557	14	10/27/25	—π	—	—π
Buy	Barclays Bank PLC	TRY	60,575	1,424	10/30/25	23	—	23
Buy	Barclays Bank PLC	TRY	6,720	157	11/7/25	3	—	3
Buy	Goldman Sachs Bank USA	TRY	22,878	529	11/19/25	4	—	4
Buy	Barclays Bank PLC	TRY	55,076	1,268	11/25/25	4	—	4
Buy	Barclays Bank PLC	TRY	7,435	170	12/3/25	1	—	1
Buy	BNP Paribas SA	TWD	10,324	339	10/14/25	—	(2)	(2)
Buy	Bank of America NA	TWD	10,217	336	10/20/25	—	(5)	(5)
Sell	Bank of America NA	TWD	10,226	336	10/14/25	5	—	5
Sell	BNP Paribas SA	TWD	11,320	371	10/20/25	8	—	8
Buy	BNP Paribas SA	ZAR	11,853	684	11/20/25	1	—	1
Sell	Barclays Bank PLC	ZAR	8,544	493	11/20/25	—	(8)	(8)
Sell	Goldman Sachs Bank USA	ZAR	1,944	112	11/20/25	—	(1)	(1)
Sell	JP Morgan Chase Bank NA	ZAR	24,497	1,413	11/20/25	—	(13)	(13)
Sell	UBS AG	ZAR	9,293	536	11/20/25	—	(9)	(9)
						$882	$(1,555)	$(673)

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Republic of Indonesia	Barclays Bank PLC	1.000%	6/31	0.887%	USD	5,700	$(137)	$170	$33
Republic of Poland	JP Morgan Chase Bank NA	1.000%	6/29	0.488%	USD	2,000	19	17	36
Republic of Turkey	Morgan Stanley Capital Services LLC	1.000%	12/28	1.840%	USD	3,000	(149)	74	(75)
Softbank Group Corp.	Goldman Sachs International	1.000%	6/26	0.872%	USD	3,600	(13)	16	3
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/26	0.289%	USD	300	–π	3	3
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/27	0.365%	USD	100	–π	1	1
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	6/28	0.487%	USD	100	(1)	2	1

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
United Mexican States	Morgan Stanley Capital Services LLC	1.000%	12/28	0.543%	USD	300	$(2)	$6	$4

							$(283)	$289	$6

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$882	$81	$963	$(1,555)	—	$(75)	$(1,630)

Restricted Securities

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)		Value (000’s)		Value as a Percentage of Net Assets

AmSurg Corp.			11/2/23	$396		$428		0.03%
Corestate Capital Holding SA			8/22/23	–	π	–	π	–%
DrillCo Holding Lux SA - Class B			6/8/23	54		58		–%
DrillCo Holding Lux SA - Class C			6/8/23	484		524		0.04%
Turkiye Is Bankasi AS, Series 2024-H	7.11%	11/15/34	9/18/24	1,250		1,249		0.09%
VakifBank DPR, Series 2025-E, Class 4A2	6.83%	3/15/35	1/31/25	2,000		2,063		0.15%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
d	Restricted security – see accompanying table for additional details
π	Amount is less than one thousand.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025 the value of these securities (in thousands) was $526,218 representing 38.7% of the net assets.

f	Defaulted Security - not accruing income as of the date of this report.
α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
µ	Perpetual maturity, date shown, if applicable, represents next contractual call date.
∞	Foreign Bond — par value is foreign denominated.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2025, the aggregate value of these securities was $178,576 (in thousands), representing 13.1% of net assets.

Þ	PIK - Payment In Kind. PIK rate of Corestate Capital Holding SA is 10.00%, AmSurg Corp. Last Out is 8.875%, and Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. is 12.00%.
y	Contingent convertible security
b	Part or all of the security has been pledged as collateral.
Σ	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,567,013 and the net unrealized depreciation of investments based on that cost was $16,592 which is comprised of $50,827 aggregate gross unrealized appreciation and $67,419 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$57,835	$7,492
Common Stocks
Consumer, Cyclical	4	—	—
All Others	—	—	1,123
Convertible Corporate Bonds	—	19	—
Corporate Bonds
Basic Materials	—	9,409	520
Communications	—	49,633	4,100
Financial	—	158,229	4,711
All Others	—	368,514	—
Governments	—	294,185	—
Municipal Bonds	—	2,427	—
Structured Products	—	455,985	—
Short-Term Investments	—	125,371	—
Other Financial Instruments^
Futures	771	—	—
Forward Foreign Currency Contracts	—	882	—
Interest Rate Swaps	—	3,425	—
Credit Default Swaps	—	9,449	—
Warrants	—	5	—

Total Assets:	$775	$1,535,368	$17,946

Liabilities:
Other Financial Instruments^
Futures	(119)	—	—
Forward Foreign Currency Contracts	—	(1,555)	—
Interest Rate Swaps	—	(665)	—
Credit Default Swaps	—	(441)	—
Reverse Repurchase Agreements	—	(888)	—

Total Liabilities:	$(119)	$(3,549)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Multi-Sector Bond Portfolio

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the period ended September 30, 2025:

Category	Value at 12/31/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Value at 9/30/2025	Change in Unrealized Appreciation/ Depreciation on investments held at 9/30/2025
Bank Loan Obligations	$4,322	$2,982	$-	$-	$188	$-	$-	$7,492	$188
Common Stocks	1,421	-	-	(849)	551	-	-	1,123	13
Corporate Bonds	2,011	7,270	-	-	50	-	-	9,331	51
	$7,754	$10,252	$-	$(849)	$789	$-	$-	$17,946	$252

The following is a summary of significant unobservable inputs used in the fair valuations of assets categorized within Level 3 of the fair value hierarchy:

Category	Value at 9/30/2025	Valuation Techniques	Unobservable Inputs	Input values	Weighted Average
Bank Loan Obligations	$281	Comparable Companies	EBITDA Multiple	16.290x	-
	5,344	Discounted Cash Flow	Discount Rate	3.832% - 7.648%	5.281%
	1,867	Indicative Market Quotation	Broker Quote	72.500%	-
Common Stocks	428	Comparable Companies	EBITDA Multiple	16.290x	-
	113	Discounted Cash Flow	Discount Rate	7.930%	-
	-	Expected Recovery	Recovery Rate	-	-
	582	Indicative Market Quotation	Broker Quote	$21.667	-
Corporate Bonds	3,312	Discounted Cash Flow	Discount Rate	6.208% - 6.392%	6.278%
	5,274	Recent Transaction	Purchase Price	100.000%	-
	745	Third Party Vendor	Expected Recovery	6.000%	-

	$17,946

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand